UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1.	Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%
ASSET-BACKED SECURITIES — 22.7%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 14.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%(a)	04/20/25	6,050	$ 6,002,356
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(b)	3.360%	04/20/25	700	662,056
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466%(a)	07/13/25	8,600	8,545,407
Apidos CDO VIII (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.768%(a)	10/17/21	250	250,080
Ares XVI CLO Ltd. (Cayman Islands), Series 2011-16A, Class AR, 144A	Aaa	1.254%(a)	05/17/21	6,000	5,973,228
Atrium IV, Series 2005-4A, Class A1A, 144A	Aaa	0.524%(a)	06/08/19	2,015	1,987,083
BA Credit Card Trust, Series 2006-C5, Class C5	A3	0.591%(a)	01/15/16	2,105	2,104,693
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.941%(a)	03/15/16	8,200	8,271,824
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	Aaa	1.312%(a)	04/20/25	5,700	5,658,076
Ballyrock CLO 2013-1 LLC (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.450%(a)	05/20/25	9,800	9,799,873
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%(a)	07/15/24	11,200	11,114,914
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	AA(b)	3.339%	07/15/24	10,000	10,006,200
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	Aaa	1.215%(a)	08/01/21	11,200	11,141,872
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375%(a)	04/17/25	10,300	10,208,979
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(b)	3.020%	04/17/25	6,200	5,816,834
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class A, 144A	Aaa	1.656%(a)	01/20/25	2,500	2,503,277
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2012-4A, Class B1, 144A	Aa2	2.516%(a)	01/20/25	3,500	3,522,879
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class B1, 144A	AA(b)	2.268%(a)	01/17/24	4,000	3,991,200
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	Aaa	1.618%(a)	01/17/24	4,200	4,203,545
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.661%(a)	03/24/17	4,800	4,751,659
Fairway Loan Funding Co. (Cayman Islands), Series 2006-1A, Class A1L	Aaa	0.508%(a)	10/17/18	15,275	15,191,647
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.446%(a)	01/19/25	2,950	2,927,766
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(b)	2.166%(a)	01/19/25	1,050	1,046,963
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.743%(a)	03/15/20	500	486,006
Grosvenor Place CLO I BV (Netherlands), Series I-X, Class A1	Aaa	0.470%(a)	07/20/21	EUR 212	276,577
Gulf Stream-Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.504%(a)	08/21/20	100	99,437
Highlander Euro CDO Cayman Ltd. (Cayman Islands), Series 2008-4A, Class C, 144A	Baa1	4.820%(a)	08/01/16	EUR 250	318,015
ING Investment Management CLO Ltd., Series 2013-2A, Class A2B, 144A	AA(b)	3.070%	04/25/25	2,000	1,882,172
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%(a)	04/15/24	6,000	5,999,910

ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 144A	Aaa	1.426%(a)	04/25/25	2,400	2,401,147
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(b)	1.674%(a)	09/06/22	349	348,960
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.506%(a)	10/19/20	2,646	2,620,172
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	Aaa	0.596%(a)	10/19/20	2,500	2,426,760
LCM III LP (Cayman Islands), Series 2005-3A, Class A, 144A	Aaa	0.535%(a)	06/01/17	81	80,805
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.533%(a)	09/15/17	109	107,080
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	Aaa	0.476%(a)	01/31/22	EUR 705	919,105
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	AAA(b)	1.773%(a)	09/15/23	10,900	10,920,612
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%(a)	05/18/23	500	502,355
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.541%(a)	03/15/16	2,300	2,302,909
Mountain Capital CLO IV Ltd. (Cayman Islands), Series 2005-4A, Class A1L, 144A	Aaa	0.523%(a)	03/15/18	131	129,738
Mountain View CLO III Ltd. (Cayman Islands), Series 2007-3A, Class A1, 144A	Aaa	0.483%(a)	04/16/21	1,982	1,928,255
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.676%(a)	11/22/23	1,700	1,701,833
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(b)	2.396%(a)	11/22/23	700	689,279
Octagon Investment Partners XV Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.556%(a)	01/19/25	3,750	3,709,069
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.392%(a)	07/17/25	8,000	7,987,512
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.186%(a)	04/20/21	7,522	7,512,631
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%(a)	07/22/25	4,200	4,160,104
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(b)	3.440%	04/15/25	2,800	2,682,039
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.318%(a)	04/15/25	10,400	10,425,813
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(b)	2.924%(a)	08/17/22	250	251,084
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(b)	2.966%(a)	10/20/23	550	552,933
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.533%(a)	05/27/20	2,876	2,841,319
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.514%(a)	04/27/21	18,308	17,959,781
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	A+(b)	2.000%	09/20/29	773	768,242
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.524%(a)	11/01/18	389	385,034
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%(a)	07/15/25	12,500	12,409,775

					243,468,874

Residential Mortgage-Backed Securities — 8.1%
ABFC Trust, Series 2004-OPT5, Class A1	BBB+(b)	0.890%(a)	06/25/34	1,171	1,095,569
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	Aaa	1.390%(a)	10/25/34	5,736	5,458,379
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	Ba1	0.640%(a)	09/25/35	2,000	1,744,688
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	B2	1.090%(a)	09/25/33	770	697,161
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	B1	1.540%(a)	02/25/33	2,386	2,202,015
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	A3	0.520%(a)	01/25/36	564	553,464

Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	A3	1.190%(a)	11/25/32	1,458	1,392,299
Argent Securities, Inc., Series 2003-W5, Class M1	Baa1	1.240%(a)	10/25/33	116	115,760
Argent Securities, Inc., Series 2003-W7, Class A2	Aaa	0.970%(a)	03/25/34	1,419	1,288,258
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	Ba1	1.240%(a)	12/25/33	1,292	1,223,290
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	Baa1	1.225%(a)	01/25/34	1,772	1,620,434
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	Aaa	3.623%	05/25/34	379	382,666
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	Aaa	0.590%(a)	05/25/34	587	533,460
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	Baa2	0.880%(a)	04/25/34	5,483	5,146,000
Asset-Backed Securities Corp., Series 2003-HE6, Class A2	Aaa	0.870%(a)	11/25/33	1,758	1,619,688
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.550%(a)	09/25/34	2,328	2,287,784
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	Baa2	0.940%(a)	03/25/35	7,134	6,854,956
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2	A3	0.780%(a)	06/25/43	223	220,119
Bear Stearns Asset Backed Securities Trust, Series 2003-HE1, Class M1	A3	1.285%(a)	01/25/34	806	730,824
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE9, Class M1	Ba1	1.165%(a)	11/25/34	2,631	2,387,461
Bear Stearns Asset-Backed Securities II Trust, Series 2004-HE11, Class M2	B1	1.765%(a)	12/25/34	3,000	2,737,461
Chase Funding Trust, Series 2002-3, Class 2A1	A1	0.830%(a)	08/25/32	279	250,851
Chase Funding Trust, Series 2003-4, Class 1A5	Ba1	5.416%	05/25/33	1,553	1,631,016
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	Ba1	2.875%(a)	02/25/37	565	557,546
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	A3	0.820%(a)	02/25/35	317	290,196
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	Ba1	5.010%(a)	11/25/34	1,023	1,038,993
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	Ba3	1.240%(a)	07/25/33	535	497,685
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	Ba1	0.940%(a)	03/25/34	390	361,834
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	B+(b)	1.240%(a)	11/25/34	2,440	2,279,065
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	A2	3.379%	12/25/32	282	271,626
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	B2	1.210%(a)	11/25/33	286	264,285
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	Aaa	4.520%	10/25/32	1,974	1,878,418
Equifirst Mortgage Loan Trust, Series 2005-1, Class M2	A3	0.640%(a)	04/25/35	1,531	1,381,257
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	Ba1	1.240%(a)	09/25/33	300	275,794
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	Baa1	1.015%(a)	08/25/34	8,574	7,609,453
First Frankin Mortgage Loan Trust, Series 2004-FF5, Class A2	AA+(b)	0.950%(a)	08/25/34	2,002	1,867,027
First Frankin Mortgage Loan Trust, Series 2005-FF3, Class M3	Ba2	0.670%(a)	04/25/35	6,500	6,008,145
Fremont Home Loan Trust, Series 2004-4, Class M1	Baa3	0.985%(a)	03/25/35	2,512	2,268,189
Home Equity Asset Trust, Series 2003-6, Class M1	B2	1.693%(a)	02/25/34	2,053	1,886,834
Home Equity Asset Trust, Series 2004-3, Class M1	Ba1	1.045%(a)	08/25/34	1,959	1,783,164
Home Equity Asset Trust, Series 2004-7, Class A2	Aaa	1.030%(a)	01/25/35	1,050	962,775
HSBC Home Equity Loan Trust, Series 2006-1, Class A1	Aaa	0.352%(a)	01/20/36	358	347,941
HSBC Home Equity Loan Trust, Series 2006-2, Class A2	Aaa	0.372%(a)	03/20/36	186	182,086
HSBC Home Equity Loan Trust, Series 2007-3, Class A4	Aa2	1.692%(a)	11/20/36	1,020	978,296

JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	B1	2.736%(a)	07/25/35	613	602,739
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	B1	2.965%(a)	12/25/32	5,298	5,088,942
MASTR Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	B3	2.665%(a)	08/25/33	1,750	1,686,770
Morgan Stanley ABS Capital I, Series 2003-NC8, Class M1	Caa1	1.240%(a)	09/25/33	1,163	1,074,574
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	Ba3	1.210%(a)	10/25/33	7,404	6,741,972
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	Ba3	1.390%(a)	06/25/33	1,091	1,046,922
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	BB-(b)	1.045%(a)	03/25/34	1,140	1,032,771
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	B3	1.090%(a)	05/25/34	3,267	3,006,309
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	B3	0.985%(a)	03/25/34	4,130	3,853,654
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	B1	1.090%(a)	07/25/34	3,088	2,833,256
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	A3	1.060%(a)	11/25/34	1,941	1,676,220
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	Ba1	1.120%(a)	06/25/34	256	238,726
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	Caa1	0.520%(a)	12/25/35	464	425,143
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.090%(a)	01/25/34	2,784	2,535,747
RAMP Trust, Series 2005-EFC2, Class M3	Baa1	0.680%(a)	07/25/35	3,509	3,228,824
RASC Trust, Series 2005-KS3, Class M4	Ba1	0.660%(a)	04/25/35	2,000	1,832,320
RASC Trust, Series 2005-KS8, Class M1	A2	0.600%(a)	08/25/35	300	297,633
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	B1	0.970%(a)	02/25/34	2,290	2,097,650
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	A+(b)	1.870%	08/20/29	660	662,000
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	Ba3	1.090%(a)	11/25/34	2,730	2,504,870
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	B1	1.120%(a)	07/25/35	2,865	2,653,592
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	Baa2	1.170%(a)	10/25/35	1,846	1,703,190
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	A+(b)	1.190%(a)	10/25/33	3,000	2,782,485
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AA+(b)	0.990%(a)	02/25/34	4,876	4,485,133
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	Aaa	1.190%(a)	09/25/34	2,123	2,034,397
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	Ba3	2.566%(a)	12/25/33	2,085	2,032,221
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	Baa3	0.590%(a)	11/25/35	250	233,473
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	A+(b)	5.022%(a)	10/25/33	1,112	1,164,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	Baa3	2.624%(a)	12/25/34	563	569,103

					135,289,533

TOTAL ASSET-BACKED SECURITIES (cost $376,596,718)					378,758,407

BANK LOANS(a) — 3.9%
Aerospace & Defense — 0.1%
Wesco Aircraft Hardware Corp.	Ba3	2.450%	12/07/17	914	913,319

Airlines — 0.1%
United Airlines, Term Loan	Ba2	4.000%	04/01/19	1,322	1,332,922

Automotive — 0.3%
Allison Transmission, Inc.	Ba3	3.200%	08/07/17	1,542	1,546,105
Chrysler Group LLC	Ba1	4.250%	05/24/17	82	83,008
Delphi Corp.	Baa2	1.688%	03/01/18	2,981	2,980,320
Schaeffler AG, Facility C	Ba3	4.250%	01/27/17	100	100,500

					4,709,933

Business Services — 0.1%
ISS A/S	Ba3	3.750%	04/30/18	2,225	2,220,134

Cable — 0.3%
Cequel Communications LLC, Term Loan	Ba2	3.500%	02/14/19	251	251,516
CSC Holdings LLC, Term Loan	Baa3	2.686%	04/17/20	3,975	3,937,734
Kabel Deutschland Vertrieb und Service GmbH (Germany)	Ba2	3.250%	02/01/19	25	24,483
Virgin Media Investment Holdings Ltd., Facility B	Ba3	3.500%	06/08/20	1,500	1,497,084

					5,710,817

Capital Goods — 0.2%
Allflex Holdings III, Inc., Term Loan	B1	4.250%	07/17/20	1,000	1,004,375
Gardner Denver, Inc., Term Loan	B1	4.750%	08/31/20	EUR 1,350	1,795,977

					2,800,352

Chemicals — 0.4%
Ceramtec GmbH, Term Loan	B2	3.977%	07/31/20	EUR 1,700	2,255,947
Eastman Chemical Co.	Baa2	1.688%	02/28/17	1,217	1,213,840
Macdermid, Inc., Term Loan	Ba3	4.000%	06/08/20	1,000	1,005,000
OXEA Finance & Cy SCA, Term Loan	B1	3.500%	12/31/19	EUR 1,333	1,791,094
Rockwood Holdings, Inc., Term Loan	Baa3	3.750%	02/09/18	31	30,644

					6,296,525

Consumer — 0.1%
Pilot Travel Centers LLC	Ba2	3.750%	03/30/18	248	246,574
PVH Corp.	Ba1	3.250%	02/13/20	1,325	1,329,533
Seaworld Parks & Entertainment, Inc.	Ba3	3.000%	05/14/20	374	373,057

					1,949,164

Electric — 0.1%
Calpine Construction Finance Co. LP, Term Loan	Ba3	3.000%	05/04/20	525	520,472
Calpine Corp., Term Loan	B1	4.000%	04/01/18	27	26,758
Calpine Corp., Term Loan	B1	4.000%	04/01/18	27	26,762
Calpine Corp., Term Loan	B1	4.000%	10/09/19	496	498,111
NRG Energy, Inc., Term Loan	Baa3	2.750%	07/01/18	748	746,606

					1,818,709

Energy — Other
Phillips 66, Term Loan	BB-(b)	1.486%	04/30/15	250	249,844

Foods — 0.2%
Birds Eye Iglo Group Ltd., Term Loan	B1	5.130%	01/31/18	EUR 375	501,377
Dunkin Brands, Inc., Term Loan	B2	3.750%	02/14/20	1,242	1,246,727
H.J. Heinz Co.	Ba2	3.250%	06/07/19	2,000	2,010,834

					3,758,938

Gaming — 0.2%
CCM Merger, Inc.	B2	5.000%	03/01/17	382	385,567
MGM Resorts International	Ba2	2.936%	12/20/17	1,493	1,495,298
Penn National Gaming, Inc.	Ba1	3.750%	07/16/18	172	173,088
Scientific Games Corp.	Ba1	3.450%	06/30/15	593	593,031

					2,646,984

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	Ba3	3.186%	06/30/16	47	46,578
Alere, Inc.	Ba3	4.250%	06/30/17	46	46,279
Alere, Inc.	Ba3	4.250%	06/30/17	17	17,028
Apria Healthcare Group, Inc., Term Loan	B2	6.750%	04/06/20	249	250,934

Catalent Pharma Solutions, Inc., Term Loan	Ba3	3.686%	09/15/16	845	844,070
Community Health Systems, Inc.	Ba2	3.773%	01/25/17	500	502,984
DaVita, Inc.	Ba2	4.000%	11/01/19	101	101,907
DaVita, Inc., Tranche Term Loan A-3	Ba2	2.690%	11/01/17	1,706	1,704,117
Endo Pharmaceuticals Holdings, Inc.	Ba1	2.060%	03/15/18	3,437	3,428,420
HCA, Inc.	BB(b)	3.030%	03/31/17	200	200,500
HCR Healthcare LLC	B1	5.000%	04/06/18	98	96,284
Health Management Assoc., Inc.	Ba3	2.780%	11/18/16	454	453,442
Hologic, Inc.	Ba2	2.200%	08/01/17	238	237,500
Lifepoint Hospital, Inc.	Ba1	1.940%	07/24/17	585	583,538
Lifepoint Hospital, Inc.	Ba1	2.700%	07/24/17	1,244	1,248,933
Quintiles Transnational Corp.	B1	4.500%	06/08/18	982	990,334
RPI Finance Trust	Baa2	3.500%	05/09/18	391	392,514
Universal Health Services, Inc.	Ba2	1.940%	08/15/16	491	491,214

					11,636,576

Media & Entertainment — 0.4%
Cinemark USA, Inc.	Ba1	3.200%	12/18/19	1,095	1,098,330
Entravision Communications Corp., Term Loan	B2	0.750%	05/29/20	1,000	991,250
Kasima LLC	Baa2	3.250%	05/17/21	2,600	2,592,416
Nielsen Finance LLC, Term Loan	Ba2	2.940%	05/02/16	1,493	1,498,097

					6,180,093

Non-Captive Finance — 0.1%
RBS WorldPay, Inc. (United Kingdom), Term Loan	Ba3	5.750%	11/30/19	GBP 1,500	2,286,642

Pipelines & Other
Ruby Western Pipeline Holdings LLC	Ba2	3.500%	03/27/20	243	243,584

Real Estate Investment Trusts — 0.1%
CBRE Services, Term Loan	Ba1	2.950%	03/26/21	1,796	1,796,996

Retailers — 0.1%
Alliance Boots Holdings Ltd. (United Kingdom)	B1	3.985%	07/09/17	GBP 325	486,375
Neiman Marcus Group, Inc., Term Loan	B2	4.000%	05/16/18	425	425,797

					912,172

Technology — 0.4%
CDW Corp., Term Loan	Ba3	3.500%	04/30/20	1,247	1,239,341
Dealer Computer Services, Inc.	Ba2	2.186%	04/21/16	50	50,253
Edwards (Cayman Islands II) Ltd.	B2	4.750%	03/26/20	956	960,015
First Data Corp., 2018 Term Loan B	B1	4.190%	09/24/18	225	224,625
First Data Corp.	B1	4.190%	03/26/18	141	140,642
Flextronics International Ltd. (Singapore)	Ba1	2.436%	10/01/14	6	6,294
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%	02/28/20	100	100,623
Interactive Data Corp., Term Loan B	Ba3	3.750%	02/12/18	500	500,775
NXP BV, Term Loan	B1	4.750%	01/11/20	423	430,275
Sensata Technologies BV (Netherlands), Term Loan	Baa3	3.750%	05/12/18	91	92,132
SunGard Data Systems, Inc., Term Loan	Ba3	4.000%	03/06/20	1,496	1,505,584
Syniverse Holdings, Inc., Term Loan	B1	4.000%	04/23/19	1,000	1,002,500

					6,253,059

Transportation
Hertz Corp.	Ba1	3.000%	03/11/18	297	297,779
RAC PLC, Facility C (original cost $480,900; purchased 10/24/12)(c)(d)	B2	5.628%	10/29/19	GBP 300	458,774

					756,553

TOTAL BANK LOANS (cost $64,273,453)					64,473,316

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(b)	5.919%(a)	05/10/45	5,000	5,498,590
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	BBB+(b)	5.889%(a)	07/10/44	700	777,571

Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	Aaa	5.309%	10/10/45	333	334,437
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%	10/10/45	2,963	3,231,208
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A3	Aaa	5.449%	01/15/49	131	132,467
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	Aaa	5.451%	01/15/49	2,000	2,221,518
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AAB	Aaa	5.422%	01/15/49	27	28,254
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	AAA(b)	5.765%(a)	04/10/49	200	207,671
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4	A+(b)	5.792%(a)	04/10/49	5,000	5,611,750
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(b)	5.620%	02/10/51	30	30,469
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class AM	Aaa	4.913%(a)	07/10/43	50	52,594
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(b)	5.736%	06/11/50	219	227,849
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4	AAA(b)	5.611%(a)	03/11/39	200	218,064
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A2	AAA(b)	5.123%	12/11/38	35	35,199
CD Commercial Mortgage Trust, Series 2007-CD4, Class A2B	Aaa	5.205%	12/11/49	42	42,004
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.885%(a)	12/10/49	1,210	1,369,146
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	Aaa	6.340%(a)	12/10/49	4,000	4,558,972
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%	10/15/48	20	22,065
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%	12/11/49	200	204,704
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aa3	5.322%	12/11/49	6,325	6,974,957
COBALT CWCI, Series 2006-C1, Class A4	AA+(b)	5.223%	08/15/48	7,427	8,051,640
COMM Mortgage Trust, Series 2006-C7, Class A4	AAA(b)	5.947%(a)	06/10/46	85	93,583
COMM Mortgage Trust, Series 2012-CR1, Class A3	Aaa	3.391%	05/15/45	15	14,793
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	919,570
Commercial Mortgage Pass-Through Certificates, Series 2013-CR9, Class A3	AAA(b)	4.022%	07/10/45	7,200	7,341,581
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	AAA(b)	5.567%(a)	02/15/39	1,014	1,092,244
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,600	2,852,845
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A3	Aaa	5.954%(a)	09/15/39	1,383	1,404,667
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%	04/15/37	3,337	3,498,885
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	Aaa	5.230%(a)	12/15/40	100	107,070
Federal National Mortgage Association, Series 2012-M8, Class X1; I/O	AA+(b)	2.377%(a)	12/25/19	52,021	4,775,507
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1; I/O	AA+(b)	1.392%(a)	04/25/20	5,524	335,643
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1; I/O	AA+(b)	1.825%(a)	06/25/20	1,288	110,053
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1; I/O	AA+(b)	0.558%(a)	10/25/20	24,810	442,753
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class A2	AA+(b)	2.272%	03/25/22	2,000	1,858,308
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	AA+(b)	2.373%	05/25/22	1,430	1,333,458

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1; I/O	AA+(b)	1.611%(a)	05/25/22	1,986	195,476
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class A2	AA+(b)	2.396%	06/25/22	565	526,730
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1; I/O	AA+(b)	1.514%(a)	06/25/22	4,485	459,881
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A; I/O	AA+(b)	1.876%(a)	08/25/16	393	15,207
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1; I/O	AA+(b)	1.914%(a)	05/25/19	498	42,679
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1; I/O	AA+(b)	1.833%(a)	07/25/19	3,991	333,850
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	Aaa	5.488%(a)	11/10/45	4,000	4,319,060
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class AAB	Aaa	5.477%	12/10/49	105	110,435
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2005-C1, Class AM	AAA(b)	4.754%	05/10/43	425	445,475
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class A3	Aaa	4.569%	08/10/42	45	45,101
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(a)	08/10/42	1,570	1,633,737
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859%(a)	08/10/42	1,200	1,254,275
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(a)	04/10/37	5,000	5,347,325
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG5, Class AAB	Aaa	5.190%(a)	04/10/37	92	94,290
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	280	288,167
Greenwich Capital Commercial Mortgage Trust I, Series 2007-GG11, Class A3	AAA(b)	5.716%	12/10/49	135	136,560
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%	07/10/39	26	26,581
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, 144A; I/O	A-(b)	0.648%(a)	02/10/46	103,126	4,307,470
GS Mortgage Securities Corp. II, Series 2013-GC13, Class A4	Aaa	3.871%(a)	07/10/46	4,500	4,542,682
GS Mortgage Securities Trust, Series 2006-GG6, Class A2	AAA(b)	5.506%(a)	04/10/38	38	38,662
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(b)	5.553%(a)	04/10/38	105	114,239
GS Mortgage Securities Trust, Series 2006-GG8, Class A2	Aaa	5.479%	11/10/39	7	6,749
GS Mortgage Securities Trust, Series 2006-GG8, Class A3	Aaa	5.542%	11/10/39	200	202,354
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	AAA(b)	2.860%	06/10/46	4,000	3,736,980
GS Mortgage Securities Trust, Series 2013-GC12, Class XB; I/O	A-(b)	0.686%(a)	06/10/46	37,400	1,698,558
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.419%(a)	01/12/43	27	28,090
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class ASB	Aaa	5.490%(a)	04/15/43	86	89,656
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	Aaa	5.814%(a)	06/15/49	218	228,043
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	A3	6.003%(a)	06/15/49	1,109	1,243,944
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	155	158,439

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%(a)	02/15/51	4,000	4,511,304
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A2, 144A	AAA(b)	3.673%	02/15/46	500	528,172
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A2	AAA(b)	1.797%	10/15/45	2,000	1,990,860
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	1,000	965,696

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,700	1,562,100
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A3	Aaa	3.272%	07/15/45	4,413	4,421,570
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A3	Aaa	3.525%	01/15/46	4,630	4,712,942
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-FL3, Class XCP, 144A; I/O	BB(b)	1.661%(a)	04/15/28	192,000	2,724,480
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A3	Aaa	2.592%	04/15/46	5,000	4,813,320
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class XB; I/O	A2	0.729%(a)	04/15/46	34,956	1,604,632
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	Aa1	4.951%(a)	01/12/37	200	204,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	Aaa	4.996%(a)	08/15/42	180	190,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	Aa2	4.999%(a)	10/15/42	750	797,450
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	Aaa	5.397%(a)	12/15/44	1,140	1,164,435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.988%(a)	06/15/49	1,019	1,044,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	Aaa	6.124%(a)	02/15/51	1,700	1,761,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%	06/15/45	55	55,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	Aaa	2.694%	04/15/46	4,000	3,711,896
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6	AAA(b)	5.020%(a)	08/15/29	20	20,432
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4	AAA(b)	5.197%(a)	11/15/30	5,397	5,776,162
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(b)	5.263%(a)	11/15/40	70	74,924
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	141	147,361
LB-UBS Commercial Mortgage Trust, Series 2007-C3, Class A3	Aaa	5.874%(a)	07/15/44	172	176,495
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class AM	Aaa	5.490%(a)	01/12/44	102	109,860
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(b)	5.872%(a)	05/12/39	30	32,741
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	AAA(b)	6.045%(a)	06/12/50	945	984,969
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A2FL	Aaa	0.312%(a)	12/12/49	7	7,245
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(b)	5.707%(a)	02/12/39	20	21,608
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	Aa2	6.093%(a)	06/12/46	100	110,138
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A4	Aaa	5.414%(a)	07/12/46	4,500	4,929,813
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A2	Aaa	5.112%(a)	12/12/49	16	16,506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, 144A; I/O	Aa2	0.394%(a)	08/15/45	65,968	1,493,384
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	Aaa	2.655%	02/15/46	3,000	2,776,014
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%	12/15/48	4,000	3,782,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, 144A; I/O	AA-(b)	0.497%(a)	12/15/48	68,276	2,688,367
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	Aaa	4.105%(a)	07/15/46	10,000	10,225,520
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	Aaa	5.284%(a)	09/15/42	1,000	1,064,880

Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	AAA(b)	5.773%(a)	07/12/44	200	218,722
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447%(a)	02/12/44	4,100	4,557,933
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	149	151,875
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2FX	BBB(b)	5.760%(a)	04/12/49	47	47,061
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	Aaa	5.654%(a)	04/15/49	260	266,909
UBS-Barclays Commercial Mortgage Trust, Series 2011-C1, Class A3	Aaa	3.595%	01/10/45	1,135	1,139,846
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%	12/10/45	2,800	2,699,150
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,500	1,389,552
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%	04/10/46	2,900	2,718,460
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, 144A; I/O	A2	0.501%(a)	04/10/46	140,883	4,696,898
Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Class A4	Aaa	4.748%	02/15/41	20	20,330
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	Aa2	5.224%(a)	03/15/42	500	528,934
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%(a)	07/15/42	167	178,339
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AM	Aaa	5.414%(a)	10/15/44	321	344,126
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%(a)	12/15/44	3,975	4,275,522
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%(a)	01/15/45	3,000	3,286,491
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.915%(a)	05/15/43	4,000	4,444,400
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%(a)	07/15/45	9,336	10,054,028
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%	10/15/48	5,000	5,539,435
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%	04/15/47	2,500	2,762,965
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.123%(a)	02/15/51	250	279,513
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	Aaa	3.986%	07/15/46	5,000	4,999,900

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $231,236,478)					223,486,199

CORPORATE BONDS — 38.5%
Aerospace & Defense — 0.3%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250%	04/01/22	100	103,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%	03/15/18	2,200	2,486,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	1,876	1,941,660
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%	01/15/23	490	456,387
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/21/16	500	542,038

					5,529,210

Airlines — 0.3%
American Airlines Series 2013-1, Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(b)	4.000%	07/15/25	3,590	3,428,450
Continental Airlines Series 2007-1, Class A Pass-Through Trust, Pass-Through Certificates	Baa2	5.983%	04/19/22	105	113,951
Continental Airlines Series 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.000%	10/29/24	125	124,375

Delta Air Lines Series 2007-1, Class A Pass-Through Trust, Pass-Through Certificates., Series 071A	Baa1	6.821%	08/10/22	991	1,109,723
Delta Air Lines Series 2011-1, Class A Pass-Through Trust, Pass-Through Certsificates	Baa1	5.300%	04/15/19	104	113,370

					4,889,869

Automotive — 1.3%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	500	536,250
Chrysler Group LLC, Sec’d. Notes	B1	8.000%	06/15/19	1,500	1,636,875
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%	07/31/15	275	276,245
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.375%	08/01/18	625	623,649
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.950%	01/11/17	750	775,006
Dana Holding Corp., Sr. Unsec’d. Notes	B2	5.375%	09/15/21	750	751,875
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19	2,512	2,681,560
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	150	136,010
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	650	638,753
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%	06/12/17	410	415,949
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	200	210,786
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%	02/03/17	6,470	6,830,780
General Motors Financial Co., Inc., Sr. Notes, 144A	Ba3	4.250%	05/15/23	575	552,000
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	2.750%	05/15/16	1,575	1,569,094
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	3.250%	05/15/18	575	562,062
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%	03/15/17	25	25,300
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	03/01/21	3,090	3,204,726
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	93	99,045
Tenedora Nemak SA De CV (Mexico), Sr. Unsec’d. Notes, 144A	Ba2	5.500%	02/28/23	1,000	987,500

					22,513,465

Banking — 7.5%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875%	04/25/14	50	50,763
American Express Co., Sr. Unsec’d. Notes	A3	7.000%	03/19/18	165	199,854
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650%	12/02/22	3,099	2,899,527
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.250%	04/01/23	263	240,645
Bank of America Corp., Jr. Sub. Notes, Series M	B1	8.125%(a)	12/29/49	1,000	1,110,000
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.100%	07/24/23	3,450	3,451,832
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%	10/14/16	160	178,285
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	2,945	3,307,638
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%	01/05/21	450	511,296
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	500	565,456
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%	06/01/19	490	598,161
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	9,525	8,966,968
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.875%	02/07/42	650	730,046
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600%	08/15/17	25	24,652
Branch Banking & Trust Co., Sub. Notes	A2	0.592%(a)	09/13/16	1,500	1,478,103
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	1,720	1,624,621
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	300	319,522
Capital One Financial Corp., Sr. Unsec’d. Notes, 144A	Baa1	3.500%	06/15/23	330	312,685
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	110	123,027
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%	03/01/23	7,400	7,061,531
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	1,525	1,606,705
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	330	379,670
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	1,455	2,001,076
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	350	446,538
Citigroup, Inc., Sub. Notes	Baa3	3.500%	05/15/23	2,500	2,271,752
Citigroup, Inc., Sub. Notes	Baa3	4.050%	07/30/22	550	534,511
Citigroup, Inc., Sub. Notes	Baa3	4.875%	05/07/15	250	264,296
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	100	103,944

Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	1,200	1,168,252
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	800	943,620
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18	2,275	2,209,867
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	01/22/23	6,000	5,744,880
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.125%	01/15/15	100	105,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	4,590	5,108,739
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	4,450	5,061,118
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41	600	682,499
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	130	141,926
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15	120	125,765
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	1,600	1,633,621
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	05/02/36	610	694,172
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	Baa1	2.600%	08/02/18	2,350	2,350,956
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	300	303,390
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%	01/15/16	475	470,904
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	6.000%(a)	12/31/49	3,725	3,664,469
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900%(a)	04/29/49	130	144,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	15	15,732
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.200%	01/25/23	9,500	8,989,546
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	2,115	2,012,767
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	720	761,905
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.400%	01/06/42	600	652,067
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.000%	01/15/18	130	149,490
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	1,925	1,786,874
KeyBank, Sr. Unsec’d. Notes	A3	1.650%	02/01/18	700	686,832
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%	01/21/21	4,570	5,305,450
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	100	112,598
Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850%	03/21/18	675	656,184
Morgan Stanley, Notes, Series G, MTN	Baa1	6.625%	04/01/18	100	115,302
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%	04/25/18	2,880	2,788,148
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%	02/25/23	7,150	6,875,147
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	700	805,629
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	680	752,731
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.750%	10/18/16	365	405,857
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.250%	08/28/17	1,930	2,182,361
Morgan Stanley, Sr. Unsec’d. Notes, Series G, MTN	Baa1	4.100%	01/26/15	130	135,031
Morgan Stanley, Sr. Unsec’d. Notes, Series G, MTN	Baa1	5.500%	07/28/21	1,900	2,080,388
Morgan Stanley, MTN, Sub. Notes	Baa2	4.100%	05/22/23	1,730	1,624,084
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.625%	05/15/18	4,125	4,008,559
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.125%	03/20/17	200	208,032
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	325	307,125
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	900	835,231
PNC Bank NA, Sub. Notes	A3	3.800%	07/25/23	2,425	2,394,586
PNC Financial Services Group, Inc., Sr. Unsec’d. Notes(e)	A3	2.854%	11/09/22	125	116,180
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	50	52,162
Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes	A3	4.875%	03/16/15	100	105,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	350	394,450
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	50	51,039
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	75	77,181
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	870	924,491
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	Aa3	3.000%	01/18/23	800	754,237
SunTrust Bank, Sr. Unsec’d. Notes	A3	2.750%	05/01/23	1,225	1,125,303
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16	130	136,420
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	25	23,705
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	0.464%(a)	10/28/15	200	199,354
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17	100	101,995
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	3.500%	03/08/22	930	939,399
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21	250	272,113
Wells Fargo & Co., Sub. Notes, Series M, MTN	A3	3.450%	02/13/23	675	646,183

					124,484,645

Brokerage
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	175	174,882
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	540	536,681

					711,563

Building Materials & Construction — 0.5%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,360,680; purchased 09/28/12-05/09/13)(c)(d)	Ba3	6.875%	08/15/18	2,176	2,317,440
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(b)	9.500%	12/14/16	1,800	1,917,000
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	B(b)	9.500%	12/14/16	2,150	2,289,750
Faenza GmbH (Germany), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	08/15/21	EUR 500	675,154
KB Home, Gtd. Notes	B2	7.500%	09/15/22	675	723,938
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23	209	201,319
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	600	585,000
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42	220	214,500
Owens Corning, Inc., Gtd. Notes	Ba1	4.200%	12/15/22	125	122,218

					9,046,319

Cable — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24	2,000	1,870,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $2,873,375; purchased 09/13/12-07/24/13)(c)(d)	B2	11.500%	11/20/14	2,600	2,808,000
Comcast Corp., Gtd. Notes	A3	4.250%	01/15/33	925	891,172
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37	750	895,592
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/17	100	116,388
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $299,625; purchased 04/24/13)(c)(d)	Baa2	4.500%	06/30/43	300	250,986
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21	50	54,750
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	35	40,950
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	130	136,382
Dish DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	200	209,500
Dish DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	3,250	3,276,000
Dish DBS Corp., Sr. Notes, 144A	Ba3	4.250%	04/01/18	1,500	1,473,750
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21	GBP 800	1,248,139
NBCuniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43	325	304,008
NBCuniversal Media LLC, Gtd. Notes	A3	5.950%	04/01/41	230	261,971
Net Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500%	01/27/20	2,207	2,411,147
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%	11/15/40	870	773,112
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	75	71,653
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%	07/15/33	660	735,014
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.500%	09/15/22	EUR 160	210,387
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	Ba3	5.125%	01/21/23	EUR 620	795,126
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	3,050	3,324,500
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20	150	160,500
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	347	364,350

					22,683,377

Capital Goods — 1.9%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	75	75,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	2,225	2,430,813
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $1,979,460; purchased 07/26/13)(c)(d)	B1	7.250%	08/01/18	2,000	1,985,000
Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A	Ba3	6.500%	11/01/17	200	198,000
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	100	100,375

Caterpillar Financial Services Corp., MTN, Sr. Unsec’d. Notes, MTN	A2	1.250%	11/06/17	325	318,481
CNH Capital LLC, Gtd. Notes	Ba2	3.875%	11/01/15	500	513,750
Deere & Co., Sr. Unsec’d. Notes	A2	2.600%	06/08/22	50	47,359
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(c)(d)	Baa1	2.750%	03/15/17	45	45,899
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(c)(d)	Baa1	6.700%	06/01/34	110	125,272
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,115; purchased 05/14/13)(c)(d)	Baa1	7.000%	10/15/37	1,725	2,067,400
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42	125	116,558
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18	1,850	1,947,125
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19	3,125	3,367,187
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15	EUR 100	139,035
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $24,990; purchased 07/10/12)(c)(d)	Baa3	2.500%	07/11/14	25	25,332
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(c)(d)	Baa3	2.500%	03/15/16	275	279,564
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(c)(d)	Baa3	2.875%	07/17/18	450	448,632
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(c)(d)	Baa3	3.125%	05/11/15	25	25,808
Pentair Finance SA (Luxembourg), Gtd. Notes	Baa2	1.350%	12/01/15	325	326,641
Pentair Finance SA (Luxembourg), Gtd. Notes	Baa2	1.875%	09/15/17	50	48,937
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850%	11/15/17	175	172,996
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes	B3	8.250%	02/01/21	550	614,625
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17	1,000	1,112,500
SPX Corp., Gtd. Notes	Ba2	7.625%	12/15/14	600	640,500
Terex Corp., Gtd. Notes	B2	6.000%	05/15/21	5,050	5,176,250
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	1,005	1,055,250
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22	3,869	4,313,935
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	240	270,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	50	50,478
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	140	140,108
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	Baa3	7.250%	04/05/41	1,000	945,000
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	1,635	1,719,219
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	50	53,040

					30,896,819

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.900%	06/01/43	2,020	1,880,919
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	170	180,329
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	700	691,250
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	425	428,188
Celanese US Holdings LLC, Gtd. Notes	Ba2	6.625%	10/15/18	610	651,175
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	1,765	1,651,526
CF Industries, Inc., Gtd. Notes	Baa2	6.875%	05/01/18	160	188,806
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	125	148,814
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	1,550	1,454,532
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	3,150	3,333,021
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41	125	128,044
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	120	178,818
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	5	4,575
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450%	12/08/17	600	585,817
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	1,600	1,708,000
LYB International Finance BV (Netherlands), Gtd. Notes	Baa2	5.250%	07/15/43	775	777,912
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	6.000%	11/15/21	700	801,322
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22	1,500	1,477,500
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, RegS	Ba1	4.875%	09/19/22	1,300	1,280,500

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19	2,118	2,340,390
Phosagro OAO via Phosagro Bond Funding Ltd. (Ireland), Gtd. Notes, 144A	Baa3	4.204%	02/13/18	930	902,100
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350%	12/15/17	350	342,104
Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A	Ba1	3.914%	01/31/18	900	857,250

					21,992,892

Consumer — 0.8%
ADT Corp (The), Sr. Unsec’d. Notes	Baa2	2.250%	07/15/17	50	47,678
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21	3,500	3,333,750
Jarden Corp., Gtd. Notes	Ba3	6.125%	11/15/22	500	530,000
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.050%	12/01/17	375	369,922
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22	700	684,250
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	505	553,606
QVC, Inc., Sr. Sec’d. Notes	Ba2	5.125%	07/02/22	1,800	1,816,796
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	4.375%	03/15/23	2,000	1,907,892
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	525	568,777
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	05/15/19	1,500	1,614,375
Spectrum Brands, Inc., Sr. Sec’d. Notes	Ba3	9.500%	06/15/18	1,500	1,653,750

					13,080,796

Electric — 1.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	1,655	1,919,800
Alabama Power Co., Sr. Unsec’d. Notes	A2	3.850%	12/01/42	275	244,608
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	2.950%	12/15/22	550	514,552
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	444	463,980
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	1,500	1,605,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	2,000	2,170,000
Connecticut Light & Power Co. (The), First Ref. Mtge.	A3	2.500%	01/15/23	375	350,146
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,100	3,351,512
DPL, Inc., Sr. Unsec’d. Notes	Ba1	7.250%	10/15/21	1,500	1,552,500
Duke Energy Carolinas LLC, First Ref. Mtge.	A1	4.000%	09/30/42	50	45,923
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625%	08/15/17	225	223,119
Entergy Arkansas, Inc., First Mtge.	A3	3.050%	06/01/23	450	431,707
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	75	79,726
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	950	919,831
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	3.625%	06/15/23	1,575	1,525,523
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	2,775	3,094,125
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150%	04/01/22	75	72,815
Publicvice Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800%	01/01/43	200	182,620
South Carolina Electric & Gas Co., 1st Mortgage	A3	4.350%	02/01/42	130	124,176
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	B3	7.875%	10/01/20	EUR 125	181,261
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	Ba3	6.125%	10/01/19	EUR 200	287,356
Westar Energy, Inc., First Mtge.	A3	4.100%	04/01/43	325	305,596

					19,645,876

Energy — Integrated — 0.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	150	150,948
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.000%	08/15/22	175	167,315
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%	09/15/42	1,070	984,066
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250%	12/12/21	3,750	4,031,250
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	2,250	2,336,605
Rosneft Finance SA (Luxembourg), Gtd. Notes, MTN, 144A	Baa2	6.625%	03/20/17	180	197,316
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500%	11/14/22	4,400	4,114,000
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	525	617,089
Total Capital International SA (France), Gtd. Notes	Aa1	1.500%	02/17/17	2,000	1,999,000

					14,597,589

Energy — Other — 1.4%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(b)	10.250%	04/08/19	900	1,037,250
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	600	678,392
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	3,880	4,523,060

Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	750	879,137
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.205%(a)	06/02/14	125	125,595
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	450	451,852
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	340	358,471
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41	100	114,930
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	2,240	2,251,200
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875%	05/15/17	75	74,359
Halliburton Co., Sr. Unsec’d. Notes	A2	4.750%	08/01/43	3,100	3,132,132
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	240	240,017
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	80	89,618
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	3.950%	12/01/42	125	113,014
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	500	518,467
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,775	2,025,905
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa2	2.500%	03/15/17	25	25,214
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17	25	25,951
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	3.950%	07/15/22	2,536	2,514,584
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	610	753,104
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.500%	11/15/20	600	645,750
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	3.149%	03/06/17	300	296,625
Schlumberger Norge A/S (Norway), Gtd. Notes, 144A	A1	1.250%	08/01/17	1,200	1,171,927
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	75	74,728
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050%	12/15/16	75	82,204
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950%	04/15/42	785	769,593
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.750%	09/15/40	1,125	1,198,722

					24,171,801

Foods — 1.4%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	4.000%	01/17/43	600	549,940
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	200	187,644
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	371,418
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	1,600	1,664,000
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	05/15/17	50	50,335
BFF International Ltd. (Cayman Islands), Gtd. Notes, RegS	Baa3	7.250%	01/28/20	525	577,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23	525	451,500
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100%	03/15/18	225	223,613
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	3.200%	01/25/23	175	167,475
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/25/43	175	167,297
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000%	05/01/22	450	486,000
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250%	09/01/16	550	625,625
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	3,025	3,267,000
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	3,400	3,757,000
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,750	2,928,750
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	06/05/17	50	50,678
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18	850	1,000,559
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	02/09/40	1,020	1,232,270
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250%	02/10/22	250	292,500
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000%	05/01/17	50	50,195
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18	1,006	1,066,360
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	125	125,470
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	B2	5.875%	08/01/21	2,400	2,406,000
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	500	532,500
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	340	383,679

					22,615,308

Gaming — 0.2%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%	08/15/18	100	106,000
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21	1,000	1,055,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17	500	562,500
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	1,000	1,042,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(c)(d)	B1	11.375%	07/15/16	125	132,500

					2,898,500

Healthcare & Pharmaceutical — 1.9%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	4.400%	11/06/42	125	118,590
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	1.875%	10/01/17	1,850	1,823,238
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	75	68,718
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.125%	05/15/17	125	126,516
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	610	624,532
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	4.000%	09/18/42	130	117,070
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900%	08/15/17	50	50,094
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	2,300	2,429,375
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18	150	153,000
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	2.950%	06/15/23	925	881,096
Express Scripts Holding Co., Gtd. Notes	Baa3	2.100%	02/12/15	50	50,828
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	940	1,056,461
Glaxosmithkline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	730	912,185
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	500	576,250
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	3,425	3,621,938
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	100	109,000
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	200	216,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	25	24,154
Medco Health Solutions, Inc., Gtd. Notes	Baa3	7.125%	03/15/18	1,000	1,212,786
Merck & Co, Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43	2,650	2,496,496
Mylan, Inc., Gtd. Notes, 144A	Baa3	6.000%	11/15/18	550	594,855
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.600%	06/24/18	1,200	1,197,728
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300%	06/15/43	2,350	2,260,033
Roche Holdings, Inc., Gtd. Notes, 144A	A1	7.000%	03/01/39	550	744,698
Sanofi (France), Sr. Unsec’d. Notes	A1	1.250%	04/10/18	925	901,797
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.250%	04/15/23	460	439,144
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	600	642,000
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	300	282,011
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	500	526,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	B1	6.500%	07/15/16	680	703,800
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	3,570	3,766,350
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	1,300	1,234,178
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	975	927,989

					30,889,660

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	450	416,897
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	11/15/42	325	290,448
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	05/15/42	530	497,066
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	06/15/16	50	56,706
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	02/15/42	350	377,156
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	5.950%	03/15/17	320	363,562
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	175	154,390
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.375%	03/15/42	1,055	987,947
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	400	378,834
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.100%	01/15/44	1,925	1,932,213

					5,455,219

Insurance — 1.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	100	116,052
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	175	172,027
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	4,490	5,298,523
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%	05/18/17	2,190	2,435,217
AON Corp., Gtd. Notes	Baa2	3.125%	05/27/16	110	115,163
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	500	529,140
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500%	02/11/43	740	706,852
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.300%	04/15/43	1,062	962,040
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	205	225,845

Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	6.100%	10/01/41	470	543,309
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.250%	06/15/23	1,975	1,936,977
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22	75	77,722
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	1,530	1,705,405
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.700%	08/15/16	115	130,818
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	70	71,814
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%	10/09/37	175	205,743
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40	2,720	3,454,653
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%	07/01/22	2,020	2,148,270
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	125	118,789
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	630	757,664
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375%	12/01/41	320	336,308
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%	12/15/22	225	217,203
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.125%	08/13/42	720	649,004
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	Aa3	1.500%	01/10/18	725	708,455
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000%(a)	10/18/42	200	199,839
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40	200	226,775
Principal Financial Group, Inc., Gtd. Notes	A3	4.350%	05/15/43	975	893,550
Swiss Re Treasury US Corp., Gtd. Notes, 144A	A1	4.250%	12/06/42	795	707,645
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	640	795,398
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	75	78,588
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	1,500	1,619,433

					28,144,221

Lodging — 0.4%
Carnival Corp. (Panama), Gtd. Notes	Baa1	1.200%	02/05/16	950	944,523
Carnival Corp. (Panama), Gtd. Notes	Baa1	1.875%	12/15/17	425	415,097
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	115	116,465
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	75	70,119
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	150	177,486
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	7.150%	12/01/19	550	670,214
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18	275	272,164
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%	03/01/17	3,820	3,896,190
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	475	468,500

					7,030,758

Media & Entertainment — 2.6%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	3,450	3,933,000
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,902	1,997,100
CBS Corp., Gtd. Notes (original cost $49,429; purchased 06/11/12)(c)(d)	Baa2	1.950%	07/01/17	50	50,016
CBS Corp., Gtd. Notes (original cost $366,580; purchased 01/02/13)(c)(d)	Baa2	4.850%	07/01/42	350	324,149
CBS Corp., Gtd. Notes (original cost $295,244; purchased 08/29/12)(c)(d)	Baa2	8.875%	05/15/19	220	285,079
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125%	08/01/18	4,153	4,578,682
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	135	139,725
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	6.500%	11/15/22	365	381,425
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000%	10/15/20	3,500	3,412,500
Intelsat Luxembourg SA (Bermuda), Gtd. Notes, 144A	B3	5.500%	08/01/23	2,000	1,920,000
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	475	498,750
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	2,500	2,703,125
Myriad International Holdings BV (Netherlands), Gtd. Notes, 144A	Baa3	6.000%	07/18/20	2,325	2,400,563
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $597,180; purchased 12/12/12)(c)(d)	B1	8.250%	12/15/17	538	584,268
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	1,150	1,274,865
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,550	1,750,686
News America, Inc., Gtd. Notes	Baa1	8.000%	10/17/16	100	120,142

News America, Inc., Gtd. Notes	Baa1	8.250%	08/10/18	430	550,711
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	1,500	1,631,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	250	261,875
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	600	636,000
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,000	4,410,000
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19	2,525	2,543,937
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	2,400	2,448,000
Time Warner, Inc., Gtd. Notes	Baa2	4.900%	06/15/42	790	771,482
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	1,750	1,974,579
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	950	1,009,375
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	02/27/42	250	219,567
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.250%	04/30/16	100	113,100

					42,923,951

Metals — 1.0%
Adaro Indonesia PT (Indonesia), Gtd. Notes, RegS	Ba1	7.625%	10/22/19	2,030	2,103,588
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250%	08/05/15	475	489,250
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	500	525,000
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.100%	05/01/23	550	467,779
Berau Capital Resources (Singapore), Sr. Sec’d. Notes	B1	12.500%	07/08/15	1,900	1,990,250
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	575	613,094
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20	600	576,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17	1,700	1,700,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	1,700	1,725,500
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	1,000	1,022,500
Freeport-McMoran Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150%	03/01/17	50	49,000
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	250	262,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	100	102,250
Peabody Energy Corp., Gtd. Notes	Ba1	6.250%	11/15/21	400	392,000
Raspadskaya OJSC via Raspadskaya Securities Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	B1	7.750%	04/27/17	600	603,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	800	836,707
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500%	02/01/18	100	97,745
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.000%	03/01/19	125	122,410
Vedanta Resources PLC (United Kingdom), Sr. Notes, 144A	Ba3	6.000%	01/31/19	1,500	1,462,500
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	1,675	1,667,792
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	350	341,715
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	50	50,678

					17,201,258

Non-Captive Finance — 0.6%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17	3,000	3,165,000
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18	1,800	1,912,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300%	04/27/17	100	101,463
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	100	94,015
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	200	189,001
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	920	1,008,733
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(f)	A1	6.875%	01/10/39	750	923,025
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	450	493,056
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	25	26,344
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	25	26,375
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%	09/15/15	90	99,675
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000%	10/05/17	475	474,594
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875%	09/25/22	245	239,813
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15	300	305,625
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	300	301,500

					9,360,719

Packaging — 0.3%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	500	457,500
Crown Americas LLC/Crown Americas Capital Corp IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	525	489,563
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375%	05/15/16	900	1,017,000
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21	2,550	2,894,250

					4,858,313

Paper — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(c)(d)	Baa2	5.400%	11/01/20	35	39,425
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(c)(d)	Baa2	7.375%	12/01/25	400	508,126
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	610	668,378
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	100	132,260
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	475	457,278
Rock-Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19	35	37,085
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22	1,190	1,228,354
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	3,647	3,637,882

					6,708,788

Pipelines & Other — 1.4%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%	06/01/43	1,375	1,297,537
Buckeye Partners LP, Sr. Unsec’d. Notes	Baa3	4.150%	07/01/23	2,685	2,613,842
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%	01/15/41	700	807,340
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	8.125%	08/16/30	3,350	4,183,571
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	1,270	1,357,777
DCP Midstream Operating LP, Gtd. Notes	Baa3	2.500%	12/01/17	225	222,888
DCP Midstream Operating LP, Gtd. Notes	Baa3	3.250%	10/01/15	2,000	2,071,394
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	6.500%	04/01/20	750	873,163
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43	250	233,005
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%	03/15/23	2,100	2,025,553
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.700%	02/15/42	50	54,128
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.450%	02/15/23	200	190,236
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42	650	613,469
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	03/01/43	800	754,670
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.200%	12/01/42	125	109,957
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	1,950	2,053,059
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44	450	417,113
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17	800	789,240
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300%	04/01/17	50	50,807
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950%	01/15/43	200	187,221
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(c)	B1	6.125%	10/15/21	1,700	1,710,625
Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	4.000%	07/01/22	75	74,369

					22,690,964

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375%	09/01/42	180	167,675
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100%	03/15/44	705	621,620
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.375%	02/01/19	4,000	4,950,060
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	Baa1	9.750%	06/15/20	1,300	1,784,667
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/42	600	567,263
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	6.250%	05/01/34	207	249,668

					8,340,953

Real Estate Investment Trusts — 0.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%	02/15/19	600	645,000
Digital Realty Trust LP, Gtd. Notes	Baa2	4.500%	07/15/15	1,300	1,365,945
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	300	318,750
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23	1,050	1,023,750
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	66	71,445
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500%	12/15/17	100	98,608

Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	7.500%	02/15/20	500	547,500
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	2.000%	01/31/18	200	195,438
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/15	50	54,568
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%	06/01/23	1,965	1,915,875
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	60	70,767
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500%	02/01/18	700	679,713
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000%	02/15/18	150	146,863

					7,134,222

Retailers — 0.8%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700%	04/15/22	50	49,110
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	475	534,969
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	975	1,115,420
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500%	10/15/20	3,450	3,536,781
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43	700	661,953
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	3.250%	02/01/23	150	139,575
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	3,725	3,860,031
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875%	01/15/22	125	126,595
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	4.300%	02/15/43	755	660,744
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.900%	12/01/16	43	48,980
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	Ba3	4.477%(a)	08/01/19	EUR 1,650	2,228,009
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17	150	149,755

					13,111,922

Technology — 2.8%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.000%	03/01/18	1,400	1,401,688
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	50	51,721
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18	1,500	1,601,250
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21	600	460,500
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	5,228	5,515,540
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	Ba3	8.000%	12/15/18	1,000	1,092,500
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	2,300	2,340,250
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19	1,000	1,132,500
CommScope, Inc., Gtd. Notes, 144A (original cost $1,448,250; purchased 09/28/12)(c)(d)	B3	8.250%	01/15/19	1,325	1,454,188
EMC Corp., Sr. Unsec’d. Notes	A1	1.875%	06/01/18	4,295	4,278,000
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	7.875%	07/15/20	1,400	1,547,078
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	700	767,375
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21	2,400	2,436,000
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,059	1,103,650
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,645	2,765,236
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	2,850	3,088,687
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18	1,200	1,347,750
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	3.375%	08/01/23	3,775	3,762,841
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22	1,045	1,021,488
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.625%	12/15/20	2,000	2,095,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	3.750%	06/01/18	1,150	1,132,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21	1,500	1,541,250
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875%	01/15/14	100	100,750
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18	1,150	1,292,313
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	6.550%	10/01/17	2,750	3,180,048
Xerox Corp., Sr. Unsec’d. Notes	Baa2	1.094%(a)	05/16/14	100	100,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	440	460,193

					47,070,546

Telecommunications — 2.6%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	820	829,980
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%	08/15/41	670	695,812
Bharti Airtel International Netherlands BV (Netherlands), Gtd. Notes, 144A	BB+(b)	5.125%	03/11/23	2,225	2,069,250
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18	170	196,396

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	340	516,576
Centurylink, Inc., Sr. Unsec’d. Notes	Ba2	5.150%	06/15/17	2,035	2,162,187
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250%	09/01/17	1,000	1,042,500
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20	275	295,625
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	1,550	1,681,750
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20	EUR 350	544,780
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11)(c)(d)	Baa3	7.082%	06/01/16	120	135,077
Embarq Corp., Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12-10/17/12)(c)(d)	Baa3	7.995%	06/01/36	240	251,907
Indosat Palapa Co. BV (Netherlands), Gtd. Notes, RegS	Ba1	7.375%	07/29/20	3,000	3,262,500
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125%	04/01/18	3,000	3,112,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	40	42,811
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	4.500%	03/15/43	250	228,446
Softbank Corp. (Japan), Gtd. Notes, 144A	Ba1	4.500%	04/15/20	5,900	5,708,250
Sprint Capital Corp., Gtd. Notes	B1	6.900%	05/01/19	4,100	4,335,750
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	6.000%	12/01/16	6,900	7,331,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	B1	9.125%	03/01/17	1,500	1,728,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.850%	11/01/42	500	410,460
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41	1,740	1,633,225
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	7.350%	04/01/39	125	159,764
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125%	04/30/18	1,300	1,501,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	2,650	2,795,750
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750%	07/15/17	EUR 700	984,794

					43,657,590

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	975	1,463,071
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	925	904,950
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300%	08/21/17	475	467,921
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	235	245,585
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.750%	05/20/23	2,850	2,598,738
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/22/22	200	185,439
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	03/04/43	650	585,323
Reynolds American, Inc., Gtd. Notes	Baa2	3.250%	11/01/22	400	378,685
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17	115	133,424

					6,963,136

TOTAL CORPORATE BONDS (cost $659,543,900)					641,300,249

COVERED BOND — 0.1%
DNB Boligkreditt AS (Norway), Covered Bonds, 144A (cost $1,910,672)	Aaa	1.450%	03/21/18	1,915	1,861,491

MUNICIPAL BONDS — 0.8%
California — 0.1%
Bay Area Toll Authority, BABs, Revenue Bonds	Aa3	6.263%	04/01/49	550	676,324
Los Angeles Department of Water & Power, BABs, Revenue	Aa3	6.574%	07/01/45	585	742,195
University of California, BABs, Revenue	Aa1	5.770%	05/15/43	390	436,231

					1,854,750

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series B	Aa2	5.844%	11/01/50	1,190	1,383,661

Illinois
City of Chicago IL, O’Hare International Airport, BABs, Revenue Bonds	A2	6.395%	01/01/40	360	420,818

New Jersey
Rutgers State University, BABs, Revenue Bonds	Aa3	5.665%	05/01/40	200	222,166

New York — 0.4%
Memorial Sloan-Kettering Cancer Center	Aa3	4.125%	07/01/52	75	63,733
New York City Water & Sewer System, BABs, Revenue Bonds, Series EE	Aa2	5.000%	06/15/47	5,975	6,129,215
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	Aa2	5.882%	06/15/44	400	469,292
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458%	10/01/62	100	90,412

					6,752,652

Ohio — 0.2%
Ohio State Turnpike Commission, Revenue Bonds, Series A-1	A1	5.000%	02/15/48	2,850	2,824,321
Ohio State University, Taxable, Revenue Bonds, Series A	Aa1	4.800%	06/01/2111	180	162,193

					2,986,514

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	Aa1	4.427%	02/01/42	120	114,056

TOTAL MUNICIPAL BONDS (cost $14,496,245)					13,734,617

NON-CORPORATE FOREIGN AGENCIES — 3.1%
Caisse D’amortissement De La Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	1.625%	07/06/15	200	203,520
CNOOC Finance 2013 Ltd. (British Virgin Islands), Gtd. Notes	Aa3	3.000%	05/09/23	2,415	2,198,720
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15	380	419,900
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS	Baa3	6.375%	10/21/16	1,900	2,118,500
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	1,000	1,190,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	11/04/16	2,440	2,513,200
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22	2,200	2,370,280
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	1,950	2,388,750
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	Aa3	3.375%	07/31/23	4,000	3,951,200
KazMunayGas National Co. (Kazakhstan), Gtd. Notes, MTN, 144A	Baa3	9.125%	07/02/18	1,680	2,045,400
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	Baa3	5.750%	04/30/43	1,175	1,033,883
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	Baa3	11.750%	01/23/15	410	461,250
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	02/09/15	200	201,798
Korea Development Bank (South Korea)	Aa3	8.350%	06/18/15	TRY 3,000	1,496,970
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.000%	09/14/22	2,700	2,520,409
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500%	08/22/17	1,160	1,207,047
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes, MTN	Aa3	2.150%	08/06/13	HKD 1,000	128,943
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22	1,850	1,691,953
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%	10/17/16	200	221,750
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.250%	06/28/17	1,500	1,653,750
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.750%	10/17/16	3,203	3,551,326
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.300%	05/20/23	1,200	1,077,000

Petrobras Global Finance BV (Netherlands), Gtd. Notes	A3	4.375%	05/20/23	720	648,443
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes	NR	4.900%	10/28/14	2,050	1,929,050
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22	250	256,875
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	06/27/44	1,520	1,388,520
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	3.500%	01/30/23	750	686,250
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	5.500%	06/27/44	670	612,045
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	6.500%	06/02/41	1,000	1,052,000
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	Baa1	8.250%	06/02/22	GBP 1,300	2,461,961
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%	12/02/24	2,200	2,728,000
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa3	6.299%	05/15/17	325	345,719
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa3	7.750%	05/29/18	1,485	1,670,625
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa2	4.500%	11/30/15	EUR 950	1,317,422
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	05/29/18	1,425	1,528,313

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $54,315,610)					51,270,772

SOVEREIGN BONDS — 12.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/21/16	1,000	996,350
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	Aa1	1.375%	03/07/14	200	201,360
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	500	499,850
China Government Bond (China), Sr. Unsec’d. Notes	Aaa	1.600%	09/06/13	CNY 1,000	162,755
China Government Bond (China), Sr. Unsec’d. Notes	Aa3	2.380%	07/19/14	CNY 2,940	476,859
China Government Bond (China), Sr. Unsec’d. Notes, RegS	Aa3	0.600%	08/18/14	CNY 3,000	476,881
China Government Bond (China), Sr. Unsec’d. Notes, RegS	Aa3	2.560%	06/29/17	CNY 7,000	1,119,435
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	12.000%	10/22/15	COP 710,000	428,867
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	Aa3	3.750%	01/15/16	70	73,716
Council of Europe Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	2.750%	02/10/15	1,000	1,035,240
Czech Republic International (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	5.000%	06/11/18	EUR 1,000	1,559,839
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	500	501,950
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%	05/22/15	200	200,740
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	2.875%	01/15/15	400	414,524
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%	05/02/17	1,000	1,001,100
Hellenic Republic Government Bond (Greece), Bonds	C	2.000%	02/24/23	EUR 3,350	2,581,445
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	C	5.800%	07/14/15	JPY 249,800	2,245,164
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	C	5.800%	07/14/15	JPY 81,700	734,307
Hungary Government International (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%	02/19/18	2,480	2,424,200
Hungary Government International (Hungary), Sr. Unsec’d. Notes	Ba1	5.375%	02/21/23	760	724,850
Hungary Government International (Hungary), Sr. Unsec’d. Notes	Ba1	6.000%	01/11/19	EUR 545	763,107

Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	Baa3	4.875%	06/16/16	500	523,750
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	Baa3	4.875%	06/16/16	1,400	1,466,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	5.875%	03/13/20	3,400	3,697,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.875%	03/09/17	1,138	1,273,138
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.875%	01/17/18	2,250	2,548,125
Ireland Government Bond (Ireland), Bonds	Ba1	5.900%	10/18/19	EUR 1,000	1,509,447
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%	06/18/19	EUR 9,515	13,402,317
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.500%	10/18/18	EUR 100	143,126
Ireland Government Bond (Ireland), Unsec’d. Notes	Ba1	4.500%	04/18/20	EUR 1,160	1,627,006
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, MTN	A1	3.750%	10/12/15	EUR 1,000	1,407,514
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	5.500%	11/01/22	EUR 800	1,155,545
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	7.250%	11/01/26	EUR 400	663,027
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	9.000%	11/01/23	EUR 150	273,332
Italy Buoni Poliennali Del Tesoro (Italy), Unsec’d. Notes	Baa2	4.750%	05/01/17	EUR 1,425	2,016,949
Italy Buoni Poliennali Del Tesoro (Italy), Unsec’d. Notes	Baa2	6.500%	11/01/27	EUR 1,610	2,510,485
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	3.450%	03/24/17	JPY 55,000	577,628
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	BBB(b)	4.500%	01/21/15	1,000	1,042,620
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	4.500%	06/08/15	JPY 340,000	3,623,651
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	BBB(b)	5.250%	09/20/16	500	537,550
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	5.500%	12/15/14	JPY 200,000	2,138,300
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	6.875%	09/27/23	500	566,900
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	Baa2	2.500%	03/02/15	CHF 1,000	1,093,414
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	Baa2	6.000%	08/04/28	GBP 400	607,451
Italy Government International Bond (Italy), Series E, Sr. Unsec’d. Notes, MTN	Baa2	5.750%	07/25/16	EUR 1,000	1,443,433
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875%	12/01/24	750	1,069,434
Kingdom of Belgium (Belgium), Notes, MTN	Aa3	5.000%	04/24/18	GBP 1,000	1,718,567
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.750%	03/05/15	570	588,535
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, 144A	NR	2.875%	09/15/14	417	427,690
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	Baa1	6.750%	01/15/15	2,000	2,137,100
Malaysia Sukuk Global Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	A3	3.928%	06/04/15	1,700	1,773,948
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	1.000%	02/24/17	1,000	997,800
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, RegS	Baa2	1.600%(e)	05/31/18	538	487,779
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.000%	11/21/18	3,321	3,287,790
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	Baa2	7.350%	07/21/25	1,000	1,272,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	Baa2	9.875%	02/06/15	1,069	1,202,091
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	9.910%	05/05/15	PEN 980	385,586
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	7.750%	01/14/31	1,500	1,965,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	1.050%	11/08/17	JPY 200,000	2,031,006

Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	2.340%	11/13/14	JPY 100,000	1,041,106
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	1,000	911,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, MTN	A2	2.125%	03/31/14	CHF 1,135	1,241,270
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850%	04/15/21	EUR 120	136,674
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%	04/15/37	EUR 55	51,826
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.450%	06/15/18	EUR 700	881,891
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR 6,070	7,551,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.800%	06/15/20	EUR 850	1,040,141
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.950%	10/25/23	EUR 500	597,456
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	6.400%	02/15/16	EUR 600	820,354
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	Aa2	4.100%	06/16/14	200	206,319
Qatar Government International (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%	01/20/42	1,500	1,597,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21	2,575	2,730,787
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	700	691,250
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%	01/20/37	650	762,775
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15	EUR 382	550,426
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	8.250%	01/20/34	1,130	1,469,000
Republic of Brazil (Brazil), Unsec’d. Notes	Baa2	11.000%	06/26/17	EUR 2,738	4,799,004
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes	Baa2	4.250%	07/09/17	EUR 3,500	4,989,158
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	Baa2	8.250%	01/15/15	2,500	2,750,100
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%	09/18/37	1,115	1,410,475
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	Baa2	5.250%	02/22/17	2,000	2,172,904
Republic of Peru (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%	10/14/14	EUR 2,950	4,189,841
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16	EUR 5,360	7,861,590
Republic of Portugal (Portugal), Sr. Unsec’d. Notes, RegS	Ba3	3.500%	03/25/15	7,809	7,681,401
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	BB-(b)	6.750%	11/01/24	4,451	4,296,327
Republic of Slovakia (Slovakia), Sr. Unsec’d. Notes, RegS	A2	4.375%	05/21/22	2,800	2,849,840
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.125%	05/18/20	EUR 1,850	2,617,437
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.875%	04/02/19	EUR 900	1,332,016
Romanian Government International (Romania), Sr. Unsec’d. Notes	Baa3	5.000%	03/18/15	EUR 3,400	4,729,170
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes, RegS	Baa1	7.500%	03/31/30	2,235	2,620,538
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	A2	4.625%	01/19/17	EUR 1,000	1,487,375
Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes, 144A	A2	4.375%	05/21/22	500	508,900
Slovenia Government International Bond (Slovenia), Bonds, 144A	Ba1	5.850%	05/10/23	1,500	1,421,880
Slovenia Government International Bond (Slovenia), Unsec’d. Notes	Ba1	4.375%	02/06/19	EUR 1,200	1,505,987
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	Ba1	4.750%	05/10/18	2,500	2,421,925
South Africa Government International (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%	04/05/16	EUR 1,050	1,484,175
Spain Government Bond (Spain), Bonds	Baa3	4.500%	01/31/18	EUR 2,200	3,068,433
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.250%	10/31/16	EUR 7,410	10,278,851
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.700%	07/30/41	EUR 50	61,552
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	5.850%	01/31/22	EUR 220	320,863
Spain Government International (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%	03/06/18	4,000	3,949,200
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000%	06/03/14	700	704,151

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	6.500%	02/10/14	EUR 500	681,474
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%	04/22/23	EUR 4,500	5,848,150
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	07/14/17	EUR 2,402	3,526,244
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	3,000	2,760,000
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	11.000%	05/08/17	ITL 250,000	229,481
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875%	01/19/16	EUR 100	148,002

TOTAL SOVEREIGN BONDS (cost $203,740,195)					200,803,542

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	760	740,027
Federal Home Loan Mortgage Corp.		1.375%	05/01/20	400	377,751
Federal Home Loan Mortgage Corp.(g)		2.375%	01/13/22	2,000	1,941,818

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,217,156)					3,059,596

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes		0.250%	03/31/15	45,730	45,730,000
U.S. Treasury Notes(g)		0.625%	07/15/16	1,025	1,025,881
U.S. Treasury Notes		1.000%	01/15/14	4,000	4,016,564
U.S. Treasury Notes		1.750%	05/15/23	100	92,750
U.S. Treasury Notes		1.875%	04/30/14	4,000	4,052,344
U.S. Treasury Notes		2.000%	07/31/11	480	479,437
U.S. Treasury Notes		2.000%	11/15/21	1,555	1,517,705

TOTAL U.S. TREASURY OBLIGATIONS (cost $56,903,403)					56,914,681

TOTAL LONG-TERM INVESTMENTS (cost $1,666,233,830)					1,635,662,870

SHORT-TERM INVESTMENTS — 1.9%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (h) (cost $31,684,338)				31,684,338	31,684,338

			Counterparty	Notional Amount (000)#
OPTION PURCHASED (j)*
Put Option
Interest Rate Swap Option, receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/19/2013 (cost $608,591)			Citigroup Global Markets	82	13

TOTAL SHORT-TERM INVESTMENTS (cost $32,292,929)					31,684,351

TOTAL INVESTMENTS — 100.1% (cost $1,698,526,759)(i)					1,667,347,221
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (0.1)%					(2,138,809)

NET ASSETS — 100.0%					$1,665,208,412

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulations S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BZDIOVER	Brazil Cetip Interbank Deposit Overnight Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
WIBOR	Warsaw Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

†	The ratings reflected are as of July 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount or notional amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2013.
(b)	Standard & Poor’s Rating.

(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $15,053,122. The aggregate value of $14,602,842, is approximately 0.9% of net assets.
(e)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2013.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(i)	The United States federal income tax basis of the Fund’s investments was $1,702,713,327; accordingly, net unrealized depreciation on investments for federal income tax purposes was $35,366,106 (gross unrealized appreciation $4,490,843; gross unrealized depreciation $39,856,949). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of amortization of premiums as of the most recent fiscal year end.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
839	2 Year U.S. Treasury Notes	Sep. 2013	$184,815,028	$184,842,188	$27,160
2,144	5 Year U.S. Treasury Notes	Sep. 2013	259,001,660	260,211,250	1,209,590
63	10 Year U.K. Gilt	Sep. 2013	10,861,679	10,799,179	(62,500)
32	30 Year U.S. Treasury Bonds	Sep. 2013	4,328,072	4,290,000	(38,072)

					1,136,178

	Short Positions:
470	2 Year Euro Schatz Index	Sep. 2013	69,097,288	69,070,017	27,271
78	10 Year Euro-Bund	Sep. 2013	14,904,660	14,773,388	131,272
1,044	10 Year U.S. Treasury Notes	Sep. 2013	132,828,073	132,000,750	827,323
300	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	43,468,825	43,275,000	193,825

					1,179,691

					$2,315,869

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Forward foreign currency exchange contracts outstanding at July 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Citibank NA	AUD	2,648	$2,423,200	$2,366,067	$(57,133)
Expiring 10/25/13	Goldman Sachs & Co.	AUD	2,651	2,435,500	2,368,575	(66,925)
Expiring 10/25/13	JPMorgan Chase & Co.	AUD	4,337	3,968,100	3,875,250	(92,850)
Expiring 10/25/13	Morgan Stanley	AUD	4,462	4,114,100	3,986,650	(127,450)
Brazilian Real,
Expiring 09/30/13	Citibank NA	BRL	6,481	2,895,600	2,803,434	(92,166)
Expiring 09/30/13	Citibank NA	BRL	5,347	2,357,932	2,313,175	(44,757)
Expiring 10/18/13	Citibank NA	BRL	5,451	2,403,100	2,348,275	(54,825)
British Pound,
Expiring 10/25/13	Credit Suisse First Boston	GBP	2,929	4,461,100	4,452,507	(8,593)
Expiring 10/25/13	Goldman Sachs & Co.	GBP	2,647	4,059,100	4,025,127	(33,973)
Expiring 10/25/13	JPMorgan Chase & Co.	GBP	11,075	16,821,700	16,838,308	16,608
Expiring 10/25/13	JPMorgan Chase & Co.	GBP	1,590	2,423,200	2,417,344	(5,856)
Canadian Dollar,
Expiring 10/22/13	Citibank NA	CAD	9,843	9,427,718	9,563,512	135,794
Expiring 10/22/13	Citibank NA	CAD	2,504	2,403,100	2,432,815	29,715

Expiring 10/22/13	JPMorgan Chase & Co.	CAD	4,219	4,084,300	4,098,806	14,506
Expiring 10/22/13	JPMorgan Chase & Co.	CAD	3,390	3,288,400	3,294,009	5,609
Expiring 10/22/13	Morgan Stanley	CAD	4,242	4,114,100	4,121,219	7,119
Expiring 10/22/13	Morgan Stanley	CAD	2,521	2,435,500	2,449,905	14,405
Chilean Peso,
Expiring 08/16/13	Citibank NA	CLP	542,585	1,127,800	1,053,248	(74,552)
Expiring 09/11/13	Citibank NA	CLP	2,801,526	5,528,964	5,417,157	(111,807)
Expiring 09/11/13	Citibank NA	CLP	2,065,021	4,153,300	3,993,017	(160,283)
Expiring 09/11/13	Citibank NA	CLP	1,475,163	2,895,600	2,852,442	(43,158)
Expiring 09/11/13	Citibank NA	CLP	1,172,599	2,285,100	2,267,390	(17,710)
Chinese Yuan,
Expiring 09/05/13	HSBC Bank USA	CNY	24,328	3,949,300	3,957,691	8,391
Expiring 09/05/13	JPMorgan Chase & Co.	CNY	28,432	4,617,600	4,625,270	7,670
Expiring 09/05/13	UBS AG	CNY	29,296	4,761,700	4,765,852	4,152
Expiring 10/29/13	Citibank NA	CNY	2,949	466,300	477,908	11,608
Expiring 10/29/13	UBS AG	CNY	6,592	1,047,900	1,068,381	20,481
Expiring 10/29/13	UBS AG	CNY	3,140	494,800	508,801	14,001
Colombian Peso,
Expiring 10/18/13	Citibank NA	COP	4,520,960	2,369,600	2,364,964	(4,636)
Expiring 10/23/13	Citibank NA	COP	5,602,841	2,895,600	2,929,333	33,733
Euro,
Expiring 10/25/13	Barclays Bank PLC	EUR	3,638	4,779,700	4,841,702	62,002
Hong Kong Dollar,
Expiring 08/21/13	Citibank NA	HKD	91,783	11,829,700	11,835,553	5,853
Expiring 08/21/13	Citibank NA	HKD	35,334	4,555,400	4,556,346	946
Hungarian Forint,
Expiring 10/24/13	Citibank NA	HUF	1,230,245	5,478,860	5,425,572	(53,288)
Expiring 10/24/13	Morgan Stanley	HUF	556,596	2,466,300	2,454,676	(11,624)
Indian Rupee,
Expiring 10/17/13	Citibank NA	INR	199,448	3,223,409	3,212,397	(11,012)
Expiring 11/05/13	Citibank NA	INR	122,390	2,076,700	1,962,161	(114,539)
Expiring 11/05/13	Citibank NA	INR	8,993	147,500	144,177	(3,323)
Expiring 11/05/13	UBS AG	INR	149,401	2,472,100	2,395,202	(76,898)
Expiring 11/05/13	UBS AG	INR	92,157	1,668,000	1,477,461	(190,539)
Israeli New Shekel,
Expiring 10/24/13	JPMorgan Chase & Co.	ILS	8,920	2,493,500	2,497,965	4,465
Expiring 10/30/13	Credit Suisse First Boston	ILS	59,683	16,680,404	16,710,655	30,251
Japanese Yen,
Expiring 10/25/13	Barclays Bank PLC	JPY	808,771	8,240,200	8,264,334	24,134
Expiring 10/25/13	Barclays Bank PLC	JPY	540,983	5,430,700	5,527,975	97,275
Expiring 10/25/13	Barclays Bank PLC	JPY	468,904	4,779,300	4,791,442	12,142
Expiring 10/25/13	Citibank NA	JPY	487,194	4,974,900	4,978,343	3,443
Expiring 10/25/13	Morgan Stanley	JPY	1,212,631	12,400,900	12,391,133	(9,767)
Malaysian Ringgit,
Expiring 08/07/13	Citibank NA	MYR	7,040	2,212,300	2,169,251	(43,049)
Expiring 10/17/13	UBS AG	MYR	6,957	2,336,900	2,134,978	(201,922)
Mexican Peso,
Expiring 10/22/13	Citibank NA	MXN	230,662	18,374,144	17,915,827	(458,317)
Expiring 10/22/13	JPMorgan Chase & Co.	MXN	40,583	3,159,400	3,152,110	(7,290)
Expiring 10/22/13	JPMorgan Chase & Co.	MXN	40,215	3,204,100	3,123,531	(80,569)
New Taiwanese Dollar,
Expiring 08/19/13	Barclays Bank PLC	TWD	248,699	8,333,316	8,295,555	(37,761)
Expiring 11/13/13	Citibank NA	TWD	12,012	420,500	401,156	(19,344)
Expiring 11/13/13	UBS AG	TWD	12,109	423,900	404,400	(19,500)
New Zealand Dollar,
Expiring 10/25/13	Barclays Bank PLC	NZD	5,142	4,114,100	4,081,068	(33,032)
Expiring 10/25/13	Barclays Bank PLC	NZD	5,041	3,981,559	4,000,822	19,263
Expiring 10/25/13	JPMorgan Chase & Co.	NZD	5,085	3,983,100	4,035,723	52,623
Expiring 10/25/13	JPMorgan Chase & Co.	NZD	3,049	2,380,800	2,419,704	38,904
Expiring 10/25/13	Morgan Stanley	NZD	3,064	2,423,200	2,431,780	8,580
Expiring 10/25/13	UBS AG	NZD	3,093	2,450,600	2,455,118	4,518
Norwegian Krone,
Expiring 10/24/13	Citibank NA	NOK	90,568	15,210,019	15,318,542	108,523
Expiring 10/24/13	Deutsche Bank AG	NOK	14,371	2,380,800	2,430,621	49,821

Expiring 10/24/13	Goldman Sachs & Co.	NOK	14,477	2,435,500	2,448,555	13,055
Peruvian Nuevo Sol,
Expiring 08/02/13	Citibank NA	PEN	28,466	10,560,605	10,181,013	(379,592)
Expiring 08/02/13	Citibank NA	PEN	8,739	3,159,400	3,125,501	(33,899)
Expiring 08/02/13	Citibank NA	PEN	7,544	2,768,900	2,698,093	(70,807)
Expiring 11/04/13	Citibank NA	PEN	7,482	2,658,022	2,652,659	(5,363)
Philippine Peso,
Expiring 10/08/13	Citibank NA	PHP	562,594	13,079,008	12,953,866	(125,142)
Expiring 10/08/13	UBS AG	PHP	102,458	2,380,800	2,359,117	(21,683)
Expiring 11/29/13	Citibank NA	PHP	105,689	2,450,600	2,431,555	(19,045)
Expiring 11/29/13	Citibank NA	PHP	89,122	2,076,700	2,050,384	(26,316)
Expiring 11/29/13	UBS AG	PHP	95,394	2,212,300	2,194,699	(17,601)
Polish Zloty,
Expiring 10/24/13	Citibank NA	PLN	12,416	3,869,721	3,863,985	(5,736)
Expiring 10/24/13	Credit Suisse First Boston	PLN	10,435	3,159,400	3,247,372	87,972
Expiring 10/24/13	Deutsche Bank AG	PLN	7,773	2,380,800	2,418,955	38,155
Expiring 10/24/13	Deutsche Bank AG	PLN	7,738	2,380,800	2,408,130	27,330
Romanian Leu,
Expiring 10/24/13	Citibank NA	RON	17,506	5,189,954	5,231,253	41,299
Expiring 10/24/13	Citibank NA	RON	8,250	2,466,300	2,465,363	(937)
Expiring 10/24/13	JPMorgan Chase & Co.	RON	8,235	2,450,600	2,460,863	10,263
Russian Ruble,
Expiring 10/09/13	Citibank NA	RUB	130,642	3,983,100	3,917,067	(66,033)
Expiring 10/09/13	Citibank NA	RUB	103,594	3,128,500	3,106,089	(22,411)
Expiring 10/09/13	Citibank NA	RUB	77,812	2,327,600	2,333,050	5,450
Expiring 10/09/13	Citibank NA	RUB	50,816	1,598,500	1,523,640	(74,860)
Expiring 10/09/13	Citibank NA	RUB	47,006	1,458,400	1,409,407	(48,993)
Expiring 10/09/13	Citibank NA	RUB	31,753	991,200	952,047	(39,153)
Expiring 10/09/13	Citibank NA	RUB	31,643	986,900	948,760	(38,140)
Expiring 10/17/13	Citibank NA	RUB	103,321	3,086,461	3,093,773	7,312
Singapore Dollar,
Expiring 10/17/13	Barclays Bank PLC	SGD	21,078	16,672,084	16,586,282	(85,802)
Expiring 10/17/13	UBS AG	SGD	5,118	4,059,100	4,027,516	(31,584)
South African Rand,
Expiring 10/30/13	Deutsche Bank AG	ZAR	23,833	2,369,600	2,383,206	13,606
Expiring 10/30/13	Morgan Stanley	ZAR	24,112	2,450,600	2,411,125	(39,475)
South Korean Won,
Expiring 10/04/13	Citibank NA	KRW	2,542,486	2,212,300	2,255,009	42,709
Expiring 10/04/13	Citibank NA	KRW	2,538,755	2,230,500	2,251,701	21,201
Expiring 10/17/13	Citibank NA	KRW	2,668,170	2,369,600	2,365,074	(4,526)
Expiring 10/17/13	UBS AG	KRW	8,175,837	7,106,025	7,247,087	141,062
Swedish Krona,
Expiring 10/24/13	Barclays Bank PLC	SEK	82,157	12,633,652	12,579,999	(53,653)
Expiring 10/24/13	Morgan Stanley	SEK	16,093	2,480,200	2,464,209	(15,991)
Expiring 10/24/13	Morgan Stanley	SEK	15,903	2,423,200	2,435,057	11,857
Expiring 10/24/13	UBS AG	SEK	31,418	4,779,700	4,810,711	31,011
Swiss Franc,
Expiring 10/24/13	Citibank NA	CHF	5,310	5,654,200	5,741,860	87,660
Expiring 10/24/13	Citibank NA	CHF	4,631	4,974,900	5,007,824	32,924
Expiring 10/24/13	Citibank NA	CHF	4,564	4,846,500	4,935,065	88,565
Expiring 10/24/13	Citibank NA	CHF	3,824	4,120,100	4,135,306	15,206
Expiring 10/24/13	Citibank NA	CHF	3,760	4,020,595	4,065,829	45,234
Expiring 10/24/13	Credit Suisse First Boston	CHF	6,721	7,169,600	7,268,326	98,726
Expiring 10/24/13	Morgan Stanley	CHF	9,065	9,709,300	9,802,808	93,508
Expiring 10/24/13	Morgan Stanley	CHF	4,604	4,937,000	4,979,141	42,141
Turkish Lira,
Expiring 10/30/13	Citibank NA	TRY	4,744	2,450,600	2,407,591	(43,009)
Expiring 10/30/13	JPMorgan Chase & Co.	TRY	7,783	3,968,100	3,949,963	(18,137)
Expiring 10/30/13	JPMorgan Chase & Co.	TRY	7,764	3,983,100	3,940,159	(42,941)
Expiring 10/30/13	JPMorgan Chase & Co.	TRY	400	203,829	202,999	(830)

				$480,860,081	$479,002,755	$(1,857,326)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/25/13	Barclays Bank PLC	AUD	4,418	$3,979,900	$3,947,362	$32,538
Expiring 10/25/13	Deutsche Bank AG	AUD	2,641	2,403,100	2,359,600	43,500
Expiring 10/25/13	JPMorgan Chase & Co.	AUD	8,392	7,480,600	7,498,533	(17,933)
Expiring 10/25/13	JPMorgan Chase & Co.	AUD	3,595	3,288,400	3,212,529	75,871
Expiring 10/25/13	JPMorgan Chase & Co.	AUD	3,425	3,126,700	3,060,519	66,181
Brazilian Real,
Expiring 09/30/13	Barclays Bank PLC	BRL	11,258	4,889,704	4,870,075	19,629
Expiring 10/18/13	Citibank NA	BRL	5,792	2,493,500	2,495,372	(1,872)
British Pound,
Expiring 10/25/13	Barclays Bank PLC	GBP	3,047	4,643,300	4,631,887	11,413
Expiring 10/25/13	Citibank NA	GBP	8,383	12,864,877	12,744,934	119,943
Expiring 10/25/13	Credit Suisse First Boston	GBP	4,741	7,142,500	7,207,830	(65,330)
Expiring 10/25/13	Morgan Stanley	GBP	3,775	5,787,100	5,739,387	47,713
Canadian Dollar,
Expiring 10/22/13	JPMorgan Chase & Co.	CAD	4,164	3,983,100	4,046,009	(62,909)
Chilean Peso,
Expiring 08/16/13	Citibank NA	CLP	2,088,865	4,024,400	4,054,838	(30,438)
Expiring 08/16/13	Citibank NA	CLP	1,626,581	3,372,900	3,157,467	215,433
Expiring 08/16/13	Citibank NA	CLP	1,436,173	2,810,900	2,787,853	23,047
Expiring 08/16/13	Citibank NA	CLP	1,112,393	2,155,800	2,159,341	(3,541)
Expiring 08/16/13	Citibank NA	CLP	1,020,506	2,123,400	1,980,974	142,426
Expiring 08/16/13	Citibank NA	CLP	517,828	1,065,600	1,005,192	60,408
Expiring 08/16/13	Citibank NA	CLP	204,501	421,200	396,971	24,229
Chinese Yuan,
Expiring 10/29/13	Barclays Bank PLC	CNY	30,592	4,927,006	4,957,827	(30,821)
Colombian Peso,
Expiring 10/23/13	HSBC Bank USA	COP	870,967	454,339	455,368	(1,029)
Euro,
Expiring 10/25/13	Barclays Bank PLC	EUR	41,923	55,446,040	55,790,680	(344,640)
Expiring 10/25/13	Barclays Bank PLC	EUR	3,030	3,983,100	4,032,758	(49,658)
Expiring 10/25/13	Barclays Bank PLC	EUR	1,532	2,012,032	2,038,545	(26,513)
Expiring 10/25/13	Citigroup, Inc.	EUR	2,000	2,638,286	2,661,549	(23,263)
Expiring 10/25/13	Citibank NA	EUR	1,650	2,187,055	2,195,778	(8,723)
Expiring 10/25/13	Citibank NA	EUR	1,256	1,666,641	1,670,860	(4,219)
Expiring 10/25/13	Citibank NA	EUR	1,073	1,415,777	1,428,247	(12,470)
Hungarian Forint,
Expiring 10/24/13	Barclays Bank PLC	HUF	1,238,598	5,447,000	5,462,410	(15,410)
Expiring 10/24/13	Citibank NA	HUF	553,747	2,450,600	2,442,109	8,491
Indian Rupee,
Expiring 03/04/14	Citibank NA	INR	112,092	1,788,600	1,752,931	35,669
Expiring 03/04/14	UBS AG	INR	110,633	1,907,300	1,730,121	177,179
Expiring 03/04/14	UBS AG	INR	108,248	1,879,300	1,692,819	186,481
Expiring 03/04/14	UBS AG	INR	77,268	1,318,000	1,208,343	109,657
Expiring 03/04/14	UBS AG	INR	11,573	199,200	180,976	18,224
Israeli New Shekel,
Expiring 10/24/13	JPMorgan Chase & Co.	ILS	25,951	7,209,300	7,267,076	(57,776)
Expiring 10/24/13	JPMorgan Chase & Co.	ILS	13,604	3,785,000	3,809,394	(24,394)
Expiring 10/30/13	JPMorgan Chase & Co.	ILS	14,268	3,983,100	3,994,868	(11,768)
Japanese Yen,
Expiring 10/25/13	Barclays Bank PLC	JPY	481,825	4,806,200	4,923,475	(117,275)
Expiring 10/25/13	Barclays Bank PLC	JPY	315,415	3,159,400	3,223,033	(63,633)
Expiring 10/25/13	Citibank NA	JPY	567,312	5,654,200	5,797,020	(142,820)
Expiring 10/25/13	Citibank NA	JPY	531,077	5,286,800	5,426,752	(139,952)
Expiring 10/25/13	Citibank NA	JPY	237,275	2,389,900	2,424,566	(34,666)
Expiring 10/25/13	Citibank NA	JPY	91,842	923,284	938,481	(15,197)
Expiring 10/25/13	Citibank NA	JPY	41,640	424,658	425,495	(837)
Expiring 10/25/13	JPMorgan Chase & Co.	JPY	2,384,386	23,883,032	24,364,590	(481,558)
Expiring 10/25/13	UBS AG	JPY	412,277	4,110,500	4,212,803	(102,303)
Malaysian Ringgit,
Expiring 08/07/13	Citibank NA	MYR	7,040	2,201,232	2,169,251	31,981

Expiring 10/17/13	Citibank NA	MYR	6,789	2,146,437	2,083,361	63,076
Mexican Peso,
Expiring 10/22/13	Barclays Bank PLC	MXN	40,384	3,188,843	3,136,721	52,122
Expiring 10/22/13	Citibank NA	MXN	52,723	4,120,100	4,095,073	25,027
Expiring 10/22/13	Morgan Stanley	MXN	104,734	8,220,900	8,134,814	86,086
Expiring 10/22/13	Morgan Stanley	MXN	52,411	4,114,100	4,070,818	43,282
Expiring 10/22/13	Morgan Stanley	MXN	12,918	997,400	1,003,349	(5,949)
New Taiwanese Dollar,
Expiring 08/19/13	Citibank NA	TWD	137,125	4,530,809	4,573,903	(43,094)
Expiring 08/19/13	Citibank NA	TWD	50,366	1,679,700	1,679,989	(289)
Expiring 08/19/13	UBS AG	TWD	61,209	2,047,800	2,041,663	6,137
Expiring 11/13/13	UBS AG	TWD	24,120	830,588	805,556	25,032
New Zealand Dollar,
Expiring 10/25/13	Morgan Stanley	NZD	6,219	4,960,400	4,936,289	24,111
Expiring 10/25/13	Morgan Stanley	NZD	4,186	3,316,600	3,322,177	(5,577)
Norwegian Krone,
Expiring 10/24/13	Morgan Stanley	NOK	41,170	6,911,700	6,963,473	(51,773)
Peruvian Nuevo Sol,
Expiring 08/02/13	Citibank NA	PEN	20,402	7,302,123	7,296,900	5,223
Expiring 08/02/13	Citibank NA	PEN	7,482	2,684,440	2,675,799	8,641
Expiring 08/02/13	Citibank NA	PEN	5,678	2,159,700	2,030,705	128,995
Expiring 08/02/13	Citibank NA	PEN	5,620	2,146,100	2,009,858	136,242
Expiring 08/02/13	Citibank NA	PEN	5,568	2,097,100	1,991,345	105,755
Philippine Peso,
Expiring 09/05/13	Barclays Bank PLC	PHP	399,138	9,267,202	9,191,041	76,161
Expiring 09/05/13	UBS AG	PHP	166,191	3,830,600	3,826,904	3,696
Expiring 09/05/13	UBS AG	PHP	92,420	2,086,700	2,128,173	(41,473)
Polish Zloty,
Expiring 10/24/13	Citibank NA	PLN	15,915	4,937,000	4,952,616	(15,616)
Expiring 10/24/13	Morgan Stanley	PLN	10,709	3,324,700	3,332,704	(8,004)
Russian Ruble,
Expiring 10/17/13	Citibank NA	RUB	247,813	7,402,815	7,420,353	(17,538)
Expiring 10/17/13	Citibank NA	RUB	163,262	4,937,000	4,888,603	48,397
Expiring 10/17/13	Citibank NA	RUB	158,960	4,779,300	4,759,783	19,517
Singapore Dollar,
Expiring 10/17/13	Deutsche Bank AG	SGD	7,110	5,607,200	5,595,017	12,183
Expiring 10/17/13	Deutsche Bank AG	SGD	6,358	4,987,100	5,003,292	(16,192)
Expiring 10/17/13	Morgan Stanley	SGD	5,213	4,110,500	4,102,171	8,329
South African Rand,
Expiring 10/30/13	Citibank NA	ZAR	24,732	2,487,500	2,473,104	14,396
South Korean Won,
Expiring 10/04/13	UBS AG	KRW	4,050,166	3,613,800	3,592,218	21,582
Expiring 10/04/13	UBS AG	KRW	2,077,876	1,825,100	1,842,933	(17,833)
Expiring 10/04/13	UBS AG	KRW	2,058,060	1,830,200	1,825,357	4,843
Swedish Krona,
Expiring 10/24/13	Morgan Stanley	SEK	44,046	6,747,200	6,744,381	2,819
Expiring 10/24/13	Morgan Stanley	SEK	32,636	4,974,900	4,997,240	(22,340)
Swiss Franc,
Expiring 10/24/13	Citibank NA	CHF	4,599	4,901,100	4,973,682	(72,582)
Expiring 10/24/13	Citibank NA	CHF	4,547	4,806,200	4,917,146	(110,946)
Expiring 10/24/13	Citibank NA	CHF	2,294	2,450,600	2,480,190	(29,590)
Expiring 10/24/13	Credit Suisse First Boston	CHF	8,389	8,988,655	9,071,081	(82,426)
Expiring 10/24/13	Credit Suisse First Boston	CHF	4,502	4,739,100	4,867,792	(128,692)
Expiring 10/24/13	Credit Suisse First Boston	CHF	4,500	4,739,100	4,866,203	(127,103)
Expiring 10/24/13	Deutsche Bank AG	CHF	5,304	5,607,200	5,735,412	(128,212)
Turkish Lira,
Expiring 10/30/13	Citibank NA	TRY	11,530	5,900,716	5,851,455	49,261
Expiring 10/30/13	Citibank NA	TRY	10,920	5,574,415	5,541,881	32,534
Expiring 10/30/13	Citibank NA	TRY	3,234	1,651,305	1,641,307	9,998
Expiring 10/30/13	Deutsche Bank AG	TRY	11,290	5,759,800	5,729,595	30,205
Expiring 10/30/13	JPMorgan Chase & Co.	TRY	9,379	4,772,400	4,759,861	12,539

				$435,688,111	$435,998,086	$(309,975)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2013.

Forward rate agreement outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (2)	Counterparty
Over-the-counter forward rate agreement:
CHF 100,000	12/25/13	(0.030)%	3 Month Swiss Franc LIBOR Rate(1)	$21,299	$—	$21,299	Barclays Bank PLC

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Currency swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
1,242	3 month LIBOR	CHF	1,150	3 month CHF LIBOR minus 22.50 bps	Barclays Bank PLC	01/18/14	$44	$—	$44
364	3 Month LIBOR	EUR	280	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	(8,093)	—	(8,093)
7,932	3 month LIBOR	EUR	5,980	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	(15,446)	—	(15,446)
196	3 Month LIBOR	EUR	150	3 month EURIBOR minus 31.70 bps	Barclays Bank PLC	12/14/15	(3,463)	—	(3,463)
2,243	3 month LIBOR	EUR	1,700	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	01/04/16	(15,541)	—	(15,541)
602	3 month LIBOR	JPY	60,000	3 month JPY LIBOR minus 54.00 bps	Barclays Bank PLC	10/12/16	(9,600)	—	(9,600)
1,817	3 month LIBOR	GBP	1,200	3 month GBP LIBOR minus 14.25 bps	Barclays Bank PLC	04/05/18	(4,197)	—	(4,197)
TRY 10,920	7.70%		5,673	3 month LIBOR	Barclays Bank PLC	07/22/18	(90,492)	—	(90,492)
TRY 11,530	7.71%		5,996	3 month LIBOR	Barclays Bank PLC	07/23/18	(100,473)	—	(100,473)
1,077	3 month LIBOR	JPY	100,000	3 month JPY LIBOR minus 28.00 bps	Citibank NA	10/05/14	56,854	—	56,854
6,619	3 month LIBOR	EUR	4,975	3 month EURIBOR minus 26.00 bps	Citibank NA	01/25/15	6,799	—	6,799
1,622	3 month LIBOR	JPY	158,135	3 month JPY LIBOR minus 32.75 bps	Citibank NA	05/02/15	8,644	—	8,644
256	3 Month LIBOR plus 333 bps	JPY	20,000	4.500%	Citibank NA	06/08/15	49,901	(10,063)	59,964
257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citibank NA	06/08/15	49,773	(11,241)	61,014
254	3 month LIBOR	EUR	200	3 month EURIBOR minus 31.25 bps	Citibank NA	11/15/15	(11,587)	—	(11,587)
121	3 Month LIBOR plus 412 bps	EUR	100	4.500%	Citibank NA	11/30/15	(16,251)	(1,140)	(15,111)
64	3 Month LIBOR plus 432 bps	JPY	5,000	3.450%	Citibank NA	03/24/17	15,880	1,542	14,338
1,079	3 Month LIBOR	EUR	820	3 month EURIBOR minus 30.00 bps	Citibank NA	12/18/15	(9,690)	—	(9,690)
2,013	3 month LIBOR	JPY	200,000	3 month JPY LIBOR minus 53.25 bps	Citibank NA	04/24/17	(32,937)	—	(32,937)
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citibank NA	07/14/17	(7,035)	(4,000)	(3,035)
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citibank NA	07/14/17	(12,931)	(6,770)	(6,161)
6,211	3 month LIBOR	EUR	4,700	3 month EURIBOR minus 29.75 bps	Deutsche Bank AG	12/31/15	(30,855)	—	(30,855)

1,800	3 Month LIBOR	EUR	1,350	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	5,309	—	5,309
3,211	3 month LIBOR	EUR	2,420	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	01/25/15	(5,164)	—	(5,164)
2,618	3 month LIBOR	EUR	2,000	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	04/16/15	(39,994)	—	(39,994)
1,070	3 Month LIBOR	CHF	1,000	3 month CHF LIBOR minus 29.00 bps	HSBC Bank USA NA	04/24/15	(9,771)	—	(9,771)
2,656	3 month LIBOR	GBP	1,745	3 month GBP LIBOR minus 9.50 bps	HSBC Bank USA NA	06/04/18	1,315	—	1,315
1,492	3 month LIBOR	JPY	150,000	3 month JPY LIBOR minus 19.50 bps	HSBC Bank USA NA	07/22/14	(40,421)	—	(40,421)
1,686	3 month LIBOR	EUR	1,290	3 month EURIBOR minus 30.50 bps	HSBC Bank USA NA	12/17/15	(25,777)	—	(25,777)
724	3 Month LIBOR	EUR	550	3 month EURIBOR minus 30.25 bps	HSBC Bank USA NA	12/19/15	(6,188)	—	(6,188)
1,305	3 month LIBOR	EUR	1,000	3 month EURIBOR minus 25.25 bps	JPMorgan Chase Bank NA	04/11/15	(24,302)	—	(24,302)
1,061	3 month LIBOR	JPY	105,000	3 month JPY LIBOR minus 37.00 bps	JPMorgan Chase Bank NA	04/11/15	(10,386)	—	(10,386)
1,246	3 month LIBOR	EUR	950	3 month EURIBOR minus 28.375 bps	JPMorgan Chase Bank NA	10/19/14	(15,680)	—	(15,680)
127	3 Month LIBOR	EUR	100	3 month EURIBOR minus 31.25 bps	JPMorgan Chase Bank NA	11/15/14	(5,651)	—	(5,651)
123	3 Month LIBOR plus 398 bps	EUR	100	4.500%	JPMorgan Chase Bank NA	11/30/15	(15,287)	(2,121)	(13,166)

							$(372,693)	$(33,793)	$(338,900)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.

Interest rate swap agreements outstanding at July 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2013	Unrealized Depreciation(3)
Exchange-traded swap agreements:
56,635	11/30/17	1.415%	3 Month LIBOR(1)	$—	$(164,204)	$(164,204)
35,995	11/30/17	1.417%	3 month LIBOR(1)	—	(108,269)	(108,269)
53,685	11/30/17	1.418%	3 month LIBOR(1)	—	(163,696)	(163,696)
36,085	11/30/17	1.457%	3 month LIBOR(1)	—	(167,142)	(167,142)

				$—	$(603,311)	$(603,311)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
AUD	360	12/19/32	4.423%	6 month BBSW(2)	$(2,510)	$—	$(2,510)	Barclays Bank PLC
AUD	450	12/20/32	4.420%	6 month BBSW(2)	(3,146)	—	(3,146)	Citibank NA
BRL	2,166	01/01/17	8.330%	1 day BZDIOVER(2)	(63,353)	—	(63,353)	Citibank NA
BRL	1,026	01/01/17	9.130%	1 day BZDIOVER(2)	(14,729)	—	(14,729)	Barclays Bank PLC
BRL	73,728	01/02/17	10.580%	1 day BZDIOVER(2)	(34,371)	—	(34,371)	HSBC Bank USA

EUR	3,155	12/14/14	0.349%	3 month EURIBOR(1)	(485)	—	(485)	Citibank NA
EUR	13,000	05/22/15	0.238%	3 month EURIBOR(1)	45,662	—	45,662	Barclays Bank PLC
EUR	6,390	01/25/16	0.695%	6 month EURIBOR(2)	42,722	—	42,722	Citibank NA
EUR	2,900	01/07/18	0.848%	3 month EURIBOR(1)	19,083	—	19,083	Citibank NA
EUR	6,700	05/22/18	0.649%	3 month EURIBOR(1)	149,939	—	149,939	Barclays Bank PLC
EUR	360	12/13/27	2.065%	3 month EURIBOR(1)	13,422	—	13,422	Barclays Bank PLC
INR	235,000	05/03/23	7.000%	1 day INR MIBOR(1)	(332,847)	—	(332,847)	Barclays Bank PLC
JPY	205,000	04/18/18	0.418%	6 month JPY LIBOR(2)	(8)	—	(8)	HSBC Bank USA
JPY	70,000	04/18/18	0.418%	6 month JPY LIBOR(2)	(3)	—	(3)	Barclays Bank PLC
JPY	1,020,000	04/19/20	0.520%	6 month JPY LIBOR(2)	(86,455)	—	(86,455)	Goldman Sachs & Co.
JPY	575,000	04/19/20	0.563%	6 month JPY LIBOR(2)	(30,928)	—	(30,928)	Citibank NA
JPY	585,000	05/20/20	0.698%	6 month JPY LIBOR(2)	20,257	—	20,257	Credit Suisse First Boston
JPY	2,435,000	05/21/20	0.689%	6 month JPY LIBOR(2)	68,490	—	68,490	Credit Suisse First Boston
JPY	300,000	04/16/23	0.785%	6 month JPY LIBOR(2)	(53,198)	—	(53,198)	Citibank NA
MXN	15,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	7,081	—	7,081	Morgan Stanley
MXN	143,100	06/20/18	6.020%	28 day Mexican Interbank Rate(2)	184,967	—	184,967	Credit Suisse First Boston
MXN	2,900	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	(2,458)	—	(2,458)	Morgan Stanley
MXN	164,100	04/28/23	5.100%	28 day Mexican Interbank Rate(2)	(1,600,165)	—	(1,600,165)	Barclays Bank PLC
NZD	1,000	08/09/16	3.125%	3 month BBR(2)	(5,700)	—	(5,700)	Citibank NA
NZD	130	03/26/17	3.810%	3 month BBR(2)	971	—	971	HSBC Bank USA
NZD	230	09/25/22	3.790%	3 month BBR(2)	(9,303)	—	(9,303)	Citibank NA
PLN	56,900	06/28/18	3.736%	6 month PLN WIBOR(1)	185,819	—	185,819	Citibank NA
RUB	150,000	05/17/23	7.250%	3 month RUB Mos Prime(2)	(84,177)	—	(84,177)	Credit Suisse International
RUB	150,000	05/20/23	7.250%	3 month RUB Mos Prime(2)	(84,924)	—	(84,924)	Credit Suisse International
ZAR	119,800	06/25/18	7.420%	3 month JIBAR(2)	107,232	—	107,232	Barclays Bank PLC
	2,000	06/30/16	1.821%	3 month LIBOR(1)	(65,407)	—	(65,407)	Citibank NA
	3,800	08/24/14	0.475%	3 month LIBOR(1)	(11,405)	—	(11,405)	Citibank NA
	9,700	12/03/14	0.376%	3 month LIBOR(1)	(2,293)	—	(2,293)	Citibank NA
	3,470	12/14/14	0.351%	3 month LIBOR(2)	(826)	—	(826)	Citibank NA
	8,000	01/03/15	0.385%	3 month LIBOR(1)	(882)	—	(882)	Citibank NA
	5,000	08/24/15	0.573%	3 month LIBOR(1)	(18,649)	—	(18,649)	Citibank NA
	13,000	12/03/15	0.450%	3 month LIBOR(1)	28,366	—	28,366	Citibank NA
	3,985	12/03/15	0.450%	3 month LIBOR(1)	8,695	—	8,695	Citibank NA
	7,660	01/25/16	0.503%	3 month LIBOR(1)	17,138	—	17,138	Citibank NA
	2,000	04/08/16	2.520%	3 month LIBOR(1)	(114,397)	—	(114,397)	Citibank NA
	2,000	04/27/16	2.313%	3 month LIBOR(1)	(101,149)	—	(101,149)	Citibank NA
	1,000	05/18/16	2.040%	3 month LIBOR(1)	(40,942)	—	(40,942)	Citibank NA
	1,305	06/07/16	0.654%	3 month LIBOR(2)	(1,478)	—	(1,478)	JPMorgan Chase Bank NA
	2,070	08/31/16	0.934%	3 month LIBOR(1)	15,785	—	15,785	Credit Suisse International
	645	08/31/16	0.975%	3 month LIBOR(2)	(5,833)	—	(5,833)	JPMorgan Chase Bank NA
	645	08/31/16	0.978%	3 month LIBOR(2)	(5,912)	—	(5,912)	JPMorgan Chase Bank NA
	24,900	02/28/17	0.687%	3 month LIBOR(1)	211,275	—	211,275	Credit Suisse First Boston
	2,500	08/24/17	0.944%	3 month LIBOR(1)	15,567	—	15,567	Citibank NA
	14,325	08/31/17	0.751%	3 month LIBOR(1)	250,128	—	250,128	Bank of Novia Scotia
	12,000	09/10/17	0.845%	3 month LIBOR(1)	142,200	—	142,200	Morgan Stanley
	47,750	11/30/17	1.107%	3 month LIBOR(1)	457,986	—	457,986	Barclays Bank PLC
	42,045	11/30/17	1.155%	3 month LIBOR(1)	320,366	—	320,366	Morgan Stanley
	125,750	11/30/17	1.170%	3 month LIBOR(1)	881,263	—	881,263	Credit Suisse First Boston
	5,000	12/03/17	0.759%	3 month LIBOR(1)	111,926	—	111,926	Citibank NA
	19,100	01/02/18	0.839%	3 month LIBOR(1)	404,338	—	404,338	Citibank NA

3,500	01/07/18	0.863%	3 month LIBOR(2)	(71,511)	—	(71,511)	Barclays Bank PLC
290	04/18/18	0.985%	6 month LIBOR(1)	7,188	—	7,188	Barclays Bank PLC
850	04/18/18	0.986%	6 month LIBOR(1)	21,026	—	21,026	Citibank NA
3,000	04/22/18	0.865%	3 month LIBOR(1)	74,628	—	74,628	JPMorgan Chase & Co.
300	09/21/18	1.670%	3 month LIBOR(1)	(2,610)	—	(2,610)	Goldman Sachs & Co.
11,110	08/15/19	1.231%	3 month LIBOR(1)	384,013	—	384,013	Credit Suisse First Boston
6,620	11/15/19	1.334%	3 month LIBOR(1)	246,711	—	246,711	Citibank NA
5,095	11/15/19	1.444%	3 month LIBOR(2)	(155,264)	—	(155,264)	Morgan Stanley Capital Services
23,800	01/24/20	1.348%	3 month LIBOR(1)	1,021,410	—	1,021,410	Credit Suisse First Boston
16,855	02/15/20	1.355%	3 month LIBOR(2)	(730,384)	—	(730,384)	Morgan Stanley
5,095	02/15/20	1.505%	3 month LIBOR(1)	172,390	—	172,390	Morgan Stanley
50,000	02/25/20	1.478%	3 month LIBOR(1)	1,566,638	—	1,566,638	Barclays Bank PLC
3,390	04/19/20	1.438%	6 month LIBOR(1)	159,655	—	159,655	Goldman Sachs & Co.
2,090	04/19/20	1.441%	6 month LIBOR(1)	97,942	—	97,942	Citibank NA
1,040	04/19/20	1.443%	6 month LIBOR(1)	48,633	—	48,633	Credit Suisse First Boston
112,850	05/15/20	1.762%	3 month LIBOR(1)	2,957,719	—	2,957,719	Citibank NA
2,000	04/05/21	1.619%	3 month LIBOR(1)	94,489	—	94,489	Citibank NA
1,000	04/19/21	3.514%	3 month LIBOR(1)	(93,756)	—	(93,756)	Citibank NA
1,000	06/30/21	3.078%	3 month LIBOR(1)	(52,853)	—	(52,853)	Citibank NA
700	09/08/21	2.150%	3 month LIBOR(2)	(9,424)	—	(9,424)	Citibank NA
2,000	01/13/22	1.781%	3 month LIBOR(1)	111,496	—	111,496	Barclays Bank PLC
2,400	08/24/22	1.855%	3 month LIBOR(1)	133,209	—	133,209	Citibank NA
15,900	12/03/22	1.661%	3 month LIBOR(1)	1,320,587	—	1,320,587	Citibank NA
7,000	12/12/22	1.675%	3 month LIBOR(1)	578,376	—	578,376	Morgan Stanley
3,000	01/02/23	1.773%	3 month LIBOR(1)	228,812	—	228,812	Citibank NA
1,400	02/08/23	2.050%	3 month LIBOR(1)	64,861	—	64,861	JPMorgan Chase & Co.
24,000	04/03/23	2.015%	3 month LIBOR(1)	1,319,449	—	1,319,449	Morgan Stanley
2,600	05/20/23	1.997%	3 month LIBOR(1)	161,321	—	161,321	Credit Suisse First Boston
2,500	12/03/27	2.170%	3 month LIBOR(1)	308,742	—	308,742	Citibank NA
460	12/13/27	2.200%	3 month LIBOR(2)	(55,567)	—	(55,567)	Citibank NA
500	01/07/33	2.676%	3 month LIBOR(1)	56,247	—	56,247	Citibank NA
5,000	01/24/33	2.650%	3 month LIBOR(1)	588,821	—	588,821	Barclays Bank PLC
17,000	08/15/39	2.980%	3 month LIBOR(1)	1,728,957	—	1,728,957	Morgan Stanley
31,925	08/15/39	3.154%	3 month LIBOR(1)	2,509,080	—	2,509,080	Citibank NA
130	02/16/42	2.766%	3 month LIBOR(2)	(18,350)	—	(18,350)	Citibank NA
170	02/21/42	2.800%	3 month LIBOR(2)	(22,983)	—	(22,983)	Citibank NA
700	08/24/42	2.620%	3 month LIBOR(1)	120,120	—	120,120	Citibank NA
4,765	10/11/42	2.708%	3 month LIBOR(1)	755,927	—	755,927	Bank of Nova Scotia
1,400	12/03/42	2.561%	3 month LIBOR(1)	267,382	—	267,382	Citibank NA
1,300	12/12/42	2.590%	3 month LIBOR(1)	242,129	—	242,129	Morgan Stanley
2,800	01/02/43	2.715%	3 month LIBOR(1)	460,042	—	460,042	Citibank NA
2,000	01/24/43	2.831%	3 month LIBOR(1)	288,425	—	288,425	Barclays Bank PLC

				$17,816,468	$—	$17,816,468

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 1,600	$(11,357)	$16,885	$(28,242)	Banc of America Securities
iTRAXX.EUR.18.V1	12/20/17	1.000%	EUR 1,600	(11,358)	27,996	(39,354)	Deutsche Bank AG

				$(22,715)	$44,881	$(67,596)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.16.V5	06/20/16	5.000%	14,400	$1,283,113	$869,000	$414,113	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,360	271,203	140,933	130,270	Credit Suisse International
CDX.NA.HY.17.V5	12/20/16	5.000%	5,520	445,549	241,883	203,666	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	6,240	503,664	285,133	218,531	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	8,880	716,752	383,567	333,185	Deutsche Bank AG
CDX.NA.HY.18.V2	06/20/17	5.000%	990	76,547	(77,275)	153,822	Citibank NA
CDX.NA.HY.18.V2	06/20/17	5.000%	2,970	229,641	(79,613)	309,254	Citibank NA
CDX.NA.HY.18.V2	06/20/17	5.000%	1,980	153,094	(40,700)	193,794	Goldman Sachs & Co.

				$3,679,563	$1,722,928	$1,956,635

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation(5)
Exchange-traded credit default swap on credit index - Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	76,800	$5,742,783	$6,449,187	$706,404

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$224,814,371	$18,654,503
Residential Mortgage-Backed Securities	—	135,289,533	—
Bank Loans	—	61,880,170	2,593,146
Commercial Mortgage-Backed Securities	—	218,486,299	4,999,900
Corporate Bonds	—	636,410,380	4,889,869
Cover Bonds	—	1,861,491	—
Municipal Bonds	—	13,734,617	—
Non-Corporate Foreign Agencies	—	51,270,772	—
Sovereign Bonds	—	200,803,542	—
U.S. Government Agency Obligations	—	3,059,596	—

U.S. Treasury Obligations	—	56,914,681	—
Affiliated Money Market Mutual Fund	31,684,338	—	—
Option Purchased	—	13	—
Other Financial Instruments*
Futures Contracts	2,315,869	—	—
Forward Foreign Currency Exchange Contracts	—	(2,167,301)	—
Forward Rate Agreement	—	21,299	—
Currency Swap Agreements	—	(338,900)	—
Interest Rate Swap Agreements	(603,311)	17,816,468	—
Credit Default Swap Agreements	706,404	1,889,039	—

Total	$34,103,300	$1,621,746,070	$31,137,418

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset-Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/12	$3,823,000	$98,256	$—	$372,864
Realized gain (loss)	7,888	287	—	—
Change in unrealized appreciation (depreciation)**	(67,531)	6,635	5	1,306
Purchases	19,400,000	1,480,372	4,999,895	4,525,805
Sales	(1,935,854)	(130,311)	—	(10,207)
Accrued discount/premium	—	4,644	—	101
Transfers into Level 3	—	1,133,263	—	—
Transfers out of Level 3	(2,573,000)	—	—	—

Balance as of 07/31/13	$18,654,503	$2,593,146	$4,999,900	$4,889,869

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(59,584) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 2 CLO’s transferred out of Level 3 as a result of being valued by an independent pricing source and 3 Bank Loans transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential International Real Estate Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.6%
Australia — 13.5%
14,300	Australand Property Group, REIT	$ 44,345
106,900	CFS Retail Property Trust, REIT	196,911
21,400	Charter Hall Retail, REIT	74,235
247,900	Dexus Property Group, REIT	233,676
56,700	Federation Centres, REIT	119,325
68,740	Goodman Group, REIT	291,416
91,900	GPT Group, REIT	302,168
68,375	Investa Office Fund, REIT	181,254
173,800	Mirvac Group, REIT	256,063
43,100	Stockland, REIT	138,644
105,900	Westfield Group, REIT	1,068,082

		2,906,119

Austria — 0.3%
13,817	Atrium European Real Estate Ltd.	77,550

Brazil — 0.7%
6,073	BR Malls Participacoes SA	53,720
26,203	Brookfield Incorporacoes SA(a)	19,296
3,162	Multiplan Empreendimentos Imobiliarios SA	70,077

		143,093

Canada — 7.9%
8,578	Boardwalk Real Estate Investment Trust, REIT	481,223
18,781	Brookfield Office Properties, Inc.	317,984
14,000	Canadian Apartment Properties, REIT	290,877
20,150	Chartwell Retirement, REIT	191,671
17,500	RioCan Real Estate Investment Trust, REIT	414,712

		1,696,467

Finland — 0.7%
30,207	Sponda Oyj	155,273

France — 3.2%
1,786	Fonciere des Regions, REIT	146,508
839	ICADE, REIT	75,867
10,670	Klepierre, REIT	462,925

		685,300

Germany — 2.1%
7,727	Alstria Office REIT-AG, REIT(a)	90,461
834	Deutsche Annington Immobilien SE(a)	20,138
5,228	DIC Asset AG	53,026
3,804	GSW Immobilien AG	154,275
2,191	LEG Immobilien AG	110,179
6,986	Prime Office REIT-AG, REIT(a)	30,952

		459,031

Hong Kong — 17.1%
102,000	Hang Lung Properties Ltd.	330,187

100,900	Henderson Land Development Co. Ltd.	628,419
35,000	Hongkong Land Holdings Ltd.	236,950
28,500	Kerry Properties Ltd.	117,160
64,000	New World China Land Ltd.	26,541
290,400	Sino Land Co. Ltd.	409,683
101,000	Sun Hung Kai Properties Ltd.	1,346,384
60,000	Wharf Holdings Ltd. (The)	515,531
15,000	Wheelock & Co. Ltd.	78,007

		3,688,862

Japan — 29.2%
18	Activia Properties, Inc., REIT	128,633
11,550	AEON Mall Co. Ltd.	287,228
600	Daito Trust Construction Co. Ltd.	54,824
6,000	Daiwa House Industry Co. Ltd.	110,195
123	GLP J-REIT, REIT	120,518
30	Japan Real Estate Investment Corp., REIT	316,353
67,000	Mitsubishi Estate Co. Ltd.	1,698,376
57,000	Mitsui Fudosan Co. Ltd.	1,718,111
26	Nippon Building Fund, Inc., REIT	282,604
18	Nippon Prologis REIT, Inc., REIT	156,092
13,200	Nomura Real Estate Holdings, Inc.	307,009
159	NTT Urban Development Corp.	191,670
17,000	Sumitomo Realty & Development Co. Ltd.	710,280
16,000	Tokyu Land Corp.	152,304
41	United Urban Investment Corp., REIT	50,919

		6,285,116

Netherlands — 8.4%
3,367	Corio NV, REIT	146,812
6,454	Eurocommercial Properties NV, REIT	245,592
3,755	Unibail-Rodamco SE, REIT	912,341
7,110	Wereldhave NV, REIT	502,685

		1,807,430

Norway — 0.5%
82,891	Norwegian Property ASA	115,944

Singapore — 5.1%
65,000	Ascendas Real Estate Investment Trust, REIT	117,486
61,000	Cache Logistics Trust, REIT	57,793
125,000	Capitaland Ltd.	317,100
86,000	CapitaMalls Asia Ltd.	134,752
21,000	CDL Hospitality Trusts, REIT	27,479
85,000	Global Logistic Properties Ltd.	189,552
173,250	Keppel REIT, REIT	173,224
77,880	Mapletree Industrial Trust, REIT	82,623

		1,100,009

Sweden — 0.5%
8,700	Hufvudstaden AB (Class A Stock)	110,460

United Kingdom — 9.4%
13,233	Big Yellow Group PLC, REIT	87,825
45,550	British Land Co. PLC, REIT	414,122
20,874	Great Portland Estates PLC, REIT	176,041

59,376	Hammerson PLC, REIT		478,752
38,917	Land Securities Group PLC, REIT		562,573
63,231	SEGRO PLC, REIT		298,662

			2,017,975

	TOTAL COMMON STOCKS (cost $19,491,616)		21,248,629

PREFERRED STOCK — 0.1%
Sweden
495	Klovern AB (PRFC)(cost $10,737)		10,974

		Units
RIGHTS(d)(a)
Hong Kong
	New World Development Ltd. (cost $0)	1,600	—

	TOTAL LONG-TERM INVESTMENTS (cost $19,502,353)		21,259,603

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
359,313	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $359,313)(b)		359,313

	TOTAL INVESTMENTS — 100.4% (cost $19,861,666)(c)		21,618,916
	Liabilities in excess of other assets — (0.4)%		(80,475)

	NET ASSETS — 100%		$ 21,538,441

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Fund’s Investments was $20,720,320; accordingly, net unrealized appreciation on investments for federal income tax purposes was $898,596 (gross unrealized appreciation $1,632,566; gross unrealized depreciation $733,970). The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$2,906,119	$—
Austria	—	77,550	—
Brazil	143,093	—	—
Canada	1,696,467	—	—
Finland	—	155,273	—
France	—	685,300	—
Germany	220,778	238,253	—
Hong Kong	236,950	3,451,912	—
Japan	—	6,285,116	—
Netherlands	—	1,807,430	—
Norway	—	115,944	—
Singapore	—	1,100,009	—
Sweden	—	110,460	—
United Kingdom	—	2,017,975	—
Preferred Stock — Sweden	10,974	—	—
Rights — Hong Kong	—	—	—
Affiliated Money Market Mutual Fund	359,313	—	—

Total	$2,667,575	$18,951,341	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair Value of Level 2 investments at October 31, 2012 was $0. An amount of $12,608,814 was transferred from Level 1 into Level 2 at July 31, 2013 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 were as follows:

Diversified Real Estate Activities	37.9%
Retail REITs	19.2
Diversified REITs	13.2
Real Estate Operating Companies	10.3
Office REITs	5.7
Industrial REITs	5.3
Residential REITs	3.6
Real Estate Development	2.0
Affiliated Money Market Mutual Fund	1.7
Specialized REITs	1.4
Homebuilding	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
CONSUMER DISCRETIONARY — 13.4%
Automobiles — 0.2%
General Motors Co.*(a)	11,100	$398,157

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.*	1,200	494,724
International Game Technology	11,900	219,793
Jack in the Box, Inc.*	4,500	180,405
McDonald’s Corp.	17,800	1,745,824
Sonic Corp.*	4,300	66,091
Starbucks Corp.	19,400	1,382,056
Yum! Brands, Inc.	6,700	488,564

		4,577,457

Household Durables — 0.9%
NACCO Industries, Inc. (Class A Stock)	800	49,064
Tempur-Pedic International, Inc.*(a)	1,600	63,440
Whirlpool Corp.	9,100	1,218,854

		1,331,358

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	200	60,244
HSN, Inc.	800	48,048

		108,292

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.(a)	10,500	1,177,470

Media — 3.7%
Comcast Corp. (Class A Stock)	43,600	1,965,488
Liberty Media Corp. (Class A Stock)*	1,700	244,341
News Corp.*(a)	12,975	206,692
Time Warner, Inc.	6,000	373,560
Twenty-First Century Fox, Inc.	51,900	1,550,772
Viacom, Inc. (Class B Stock)	15,700	1,142,489
Walt Disney Co. (The)	3,560	230,154

		5,713,496

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	5,100	430,593
Macy’s, Inc.	11,700	565,578

		996,171

Specialty Retail — 2.8%
Chico’s FAS, Inc.	7,600	130,188
Foot Locker, Inc.	7,500	270,975
Gap, Inc. (The)	8,400	385,560
Home Depot, Inc. (The)	12,200	964,166
PetSmart, Inc.	2,200	161,084
Ross Stores, Inc.	15,500	1,045,785
TJX Cos., Inc.	27,300	1,420,692

		4,378,450

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	1,000	71,320
Coach, Inc.	15,100	802,263
NIKE, Inc. (Class B Stock)	18,200	1,145,144

		2,018,727

CONSUMER STAPLES — 8.7%
Beverages — 1.2%
Coca-Cola Co. (The)	33,600	1,346,688
PepsiCo, Inc.	6,794	567,571

		1,914,259

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	29,800	1,832,402
Kroger Co. (The)	6,900	270,963
Wal-Mart Stores, Inc.	26,870	2,094,248

		4,197,613

Food Products — 2.4%
Archer-Daniels-Midland Co.	25,538	931,371
Bunge Ltd.	6,100	463,661
Darling International, Inc.*	11,800	239,540
Ingredion, Inc.	10,800	725,760
Kraft Foods Group, Inc.	5,700	322,506
Pilgrim’s Pride Corp.*	6,800	113,016
Pinnacle Foods, Inc.	3,600	91,692
Tyson Foods, Inc. (Class A Stock)	28,800	795,456

		3,683,002

Household Products — 1.1%
Colgate-Palmolive Co.	4,500	269,415
Procter & Gamble Co. (The)	17,664	1,418,419

		1,687,834

Personal Products — 0.3%
Inter Parfums, Inc.	2,800	92,344
Medifast, Inc.*	4,100	112,094
Nu Skin Enterprises, Inc. (Class A Stock)	3,100	259,284

		463,722

Tobacco — 1.0%
Lorillard, Inc.	14,300	608,179
Philip Morris International, Inc.	9,100	811,538
Reynolds American, Inc.	2,600	128,518

		1,548,235

ENERGY — 11.3%
Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.	11,000	741,840
Ensco PLC (Class A Stock)	11,400	653,676
Helmerich & Payne, Inc.(a)	1,300	82,160
Schlumberger Ltd.	4,200	341,586
Superior Energy Services, Inc.*	8,800	225,456

		2,044,718

Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	13,000	1,150,760
Cabot Oil & Gas Corp.	8,200	621,724
Chevron Corp.	20,484	2,578,731
ConocoPhillips	13,000	843,180
Exxon Mobil Corp.	55,274	5,181,937
Hess Corp.	7,900	588,234
Kinder Morgan, Inc.	900	33,984
Marathon Oil Corp.	30,000	1,090,800

Marathon Petroleum Corp.	14,650	1,074,285
Murphy Oil Corp.	8,500	575,620
Phillips 66	18,150	1,116,225
Tesoro Corp.	10,000	568,500

		15,423,980

FINANCIALS — 14.9%
Capital Markets — 2.7%
BlackRock, Inc.	4,900	1,381,604
Goldman Sachs Group, Inc. (The)	10,700	1,755,121
Morgan Stanley	4,700	127,887
State Street Corp.	8,000	557,360
T. Rowe Price Group, Inc.	3,500	263,340
Waddell & Reed Financial, Inc. (Class A Stock)	2,700	137,862

		4,223,174

Commercial Banks — 3.0%
BB&T Corp.	3,000	107,070
Huntington Bancshares, Inc.	39,300	336,015
Regions Financial Corp.	59,200	592,592
US Bancorp	8,491	316,884
Wells Fargo & Co.	74,364	3,234,834

		4,587,395

Consumer Finance — 1.2%
Discover Financial Services	26,300	1,302,113
Nelnet, Inc. (Class A Stock)	12,800	497,664

		1,799,777

Diversified Financial Services — 4.0%
Bank of America Corp.	51,568	752,893
Citigroup, Inc.	44,770	2,334,308
JPMorgan Chase & Co.	54,800	3,054,004

		6,141,205

Insurance — 3.0%
American Financial Group, Inc.	5,400	279,126
Berkshire Hathaway, Inc. (Class B Stock)*	9,500	1,100,765
Chubb Corp. (The)	5,000	432,500
MetLife, Inc.	30,100	1,457,442
Symetra Financial Corp.	2,200	39,556
Unum Group	24,400	772,016
XL Group PLC	18,700	586,245

		4,667,650

Real Estate Investment Trusts — 0.8%
American Assets Trust, Inc.	800	25,920
American Capital Mortgage Investment Corp.	2,000	39,160
Franklin Street Properties Corp.	12,400	165,044
General Growth Properties, Inc.	14,900	309,026
Inland Real Estate Corp.	4,100	42,189
RLJ Lodging Trust	3,000	72,660
Simon Property Group, Inc.	2,300	368,138
Winthrop Realty Trust	11,000	140,470

		1,162,607

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	3,600	327,708

HEALTHCARE — 14.1%
Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	2,000	232,460
Amgen, Inc.	16,700	1,808,443
Biogen Idec, Inc.*	6,400	1,396,032
Celgene Corp.*	12,400	1,821,064

		5,257,999

Healthcare Equipment & Supplies — 2.1%
Abbott Laboratories	36,400	1,333,332
Becton Dickinson and Co.(a)	800	82,976
CareFusion Corp.*	1,700	65,569
Covidien PLC (Ireland)	19,600	1,207,948
Medtronic, Inc.	1,800	99,432
STERIS Corp.	1,400	63,028
Stryker Corp.	5,000	352,300

		3,204,585

Healthcare Providers & Services — 2.6%
Aetna, Inc.	19,000	1,219,230
Cigna Corp.	2,900	225,707
UnitedHealth Group, Inc.	21,600	1,573,560
WellPoint, Inc.	11,700	1,001,052

		4,019,549

Healthcare Technology
MedAssets, Inc.*	3,200	69,664

Life Sciences Tools & Services — 1.0%
Life Technologies Corp.*	6,400	477,440
Thermo Fisher Scientific, Inc.(a)	11,700	1,065,987

		1,543,427

Pharmaceuticals — 5.0%
AbbVie, Inc.	23,100	1,050,588
Eli Lilly & Co.	15,600	828,516
Johnson & Johnson	20,399	1,907,306
Mallinckrodt PLC*(a)	2,450	112,431
Merck & Co., Inc.	14,500	698,465
Pfizer, Inc.	104,134	3,043,837

		7,641,143

INDUSTRIALS — 11.5%
Aerospace & Defense — 2.4%
Alliant Techsystems, Inc.	3,800	353,780
General Dynamics Corp.	14,500	1,237,430
Huntington Ingalls Industries, Inc.	1,000	62,180
Lockheed Martin Corp.	3,300	396,396
Northrop Grumman Corp.(a)	10,600	975,836
Raytheon Co.	9,900	711,216

		3,736,838

Air Freight & Logistics — 1.4%
FedEx Corp.	7,500	795,000
United Parcel Service, Inc. (Class B Stock)	15,300	1,328,040

		2,123,040

Airlines — 0.1%
Spirit Airlines, Inc.*	4,400	145,420

Building Products — 0.3%
AO Smith Corp.	4,400	181,808
Lennox International, Inc.	3,100	222,642

		404,450

Commercial Services & Supplies — 0.1%
UniFirst Corp.	1,400	137,228

Construction & Engineering — 0.5%
AECOM Technology Corp.*	5,000	169,500
EMCOR Group, Inc.	1,100	45,408
KBR, Inc.	13,700	428,536
Quanta Services, Inc.*	1,700	45,577

		689,021

Electrical Equipment — 0.8%
Babcock & Wilcox Co. (The)	4,700	143,538
Emerson Electric Co.	18,200	1,116,934

		1,260,472

Industrial Conglomerates — 1.2%
General Electric Co.	71,900	1,752,203

Machinery — 2.2%
AGCO Corp.	1,200	67,500
Deere & Co.	14,400	1,196,208
Hyster-Yale Materials Handling, Inc.	1,000	65,010
Ingersoll-Rand PLC	8,200	500,610
Lincoln Electric Holdings, Inc.	2,600	153,504
Oshkosh Corp.*	19,700	882,954
Parker Hannifin Corp.	1,100	113,608
Toro Co. (The)	700	34,496
Valmont Industries, Inc.	3,100	432,884

		3,446,774

Marine
Matson, Inc.	1,300	36,816

Road & Rail — 1.9%
CSX Corp.	30,500	756,705
Norfolk Southern Corp.	6,600	482,856
Union Pacific Corp.	11,000	1,744,490

		2,984,051

Trading Companies & Distributors — 0.6%
DXP Enterprises, Inc.*	900	62,100
W.W. Grainger, Inc.	3,400	891,276

		953,376

INFORMATION TECHNOLOGY — 18.0%
Communications Equipment — 2.0%
Cisco Systems, Inc.	88,450	2,259,897
QUALCOMM, Inc.	12,000	774,600

		3,034,497

Computers & Peripherals — 5.0%
Apple, Inc.	11,060	5,004,650
EMC Corp.	45,600	1,192,440

Hewlett-Packard Co.	61,100	1,569,048

		7,766,138

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc.*	5,500	125,565
Littelfuse, Inc.	400	31,996

		157,561

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*	23,300	1,099,760
Google, Inc. (Class A Stock)*	1,480	1,313,648
Yahoo!, Inc.*	38,900	1,092,701

		3,506,109

IT Services — 3.6%
CoreLogic, Inc.*	12,900	359,910
International Business Machines Corp.	7,570	1,476,453
MasterCard, Inc. (Class A Stock)	2,800	1,709,708
Syntel, Inc.	1,000	71,780
Visa, Inc. (Class A Stock)	10,700	1,894,007

		5,511,858

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.(a)	35,200	820,160
LSI Corp.*	62,300	484,694
Marvell Technology Group Ltd.	46,400	601,808
Skyworks Solutions, Inc.*(a)	4,800	115,296

		2,021,958

Software — 3.7%
Activision Blizzard, Inc.	2,600	46,748
CA, Inc.	5,200	154,648
Intuit, Inc.	17,600	1,124,992
Manhattan Associates, Inc.*	1,700	150,178
Microsoft Corp.	50,100	1,594,683
Oracle Corp.	64,400	2,083,340
Rovi Corp.*	7,000	157,710
Solera Holdings, Inc.	3,500	199,185
Symantec Corp.	10,000	266,800

		5,778,284

MATERIALS — 2.1%
Chemicals — 2.1%
CF Industries Holdings, Inc.	1,900	372,419
Eastman Chemical Co.	6,300	506,709
FutureFuel Corp.	1,400	22,106
Koppers Holdings, Inc.	400	15,460
LyondellBasell Industries NV (Class A Stock)	15,800	1,085,618
Sherwin-Williams Co. (The)	5,500	957,935
Valspar Corp. (The)	2,700	183,924

		3,144,171

Paper & Forest Products
Clearwater Paper Corp.*	600	29,352

TELECOMMUNICATIONS SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	32,368	1,141,619
CenturyLink, Inc.	12,000	430,200

Verizon Communications, Inc.			24,400	1,207,312

				2,779,131

UTILITIES — 1.9%
Electric Utilities — 0.5%
Exelon Corp.			19,400	593,446
Xcel Energy, Inc.			8,600	257,570

				851,016

Gas Utilities — 0.3%
Atmos Energy Corp.			2,700	119,448
UGI Corp.			6,900	289,731

				409,179

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)			34,600	430,424

Multi-Utilities — 0.7%
DTE Energy Co.			4,900	346,430
SCANA Corp.			15,400	799,414

				1,145,844

Water Utilities — 0.1%
American States Water Co.			600	38,532
American Water Works Co., Inc.			2,400	102,432

				140,964

TOTAL LONG-TERM INVESTMENTS (cost $96,396,715)				150,684,999

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,278,504; includes $4,874,961 of cash collateral for securities on loan)(b)(c)			8,278,504	8,278,504

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(d)(e) (cost $159,991)	0.043%	09/19/13	160	159,994

TOTAL SHORT-TERM INVESTMENTS (cost $8,438,495)				8,438,498

TOTAL INVESTMENTS — 103.2% (cost $104,835,210)(f)				159,123,497
Liabilities in excess of other assets(g) — (3.2)%				(4,989,084)

NET ASSETS — 100.0%				$154,134,413

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,769,992; cash collateral of $4,874,961 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of the Fund investment was $104,967,063; accordingly, net unrealized appreciation on investments for federal income tax purposes was $54,156,434 (gross unrealized appreciation $54,259,700; gross unrealized depreciation $103,266). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2013	Unrealized Appreciation(1)
	Long Position:
43	E-mini S&P 500 Futures	Sep. 2013	$3,506,017	$3,613,075	$107,058

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$150,684,999	$—	$—
Affiliated Money Market Mutual Fund	8,278,504	—	—
U.S. Treasury Obligation	—	159,994	—
Other Financial Instruments*
Futures	107,058	—	—

Total	$159,070,561	$159,994	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2013

*	Print the name and title of each signing officer under his or her signature.